UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1.              Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 25.9%
Aerospace/Defense — 0.7%
Boeing	158	$16,588
Rockwell Collins	250	18,260

Total Aerospace/Defense		34,848

Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems*	100	10,930
DRS Technologies	10	551
Goodrich	5	341

Total Aerospace/Defense-Equipment		11,822

Agricultural Chemicals — 0.4%
Agrium	50	2,719
Monsanto	220	18,863

Total Agricultural Chemicals		21,582

Agricultural Operations — 0.1%
Archer-Daniels-Midland	70	2,316
Tejon Ranch*	6	248

Total Agricultural Operations		2,564

Airlines — 0.1%
AMR*	150	3,344
Delta Air Lines*	20	359
UAL*	6	279
US Airways Group*	13	341

Total Airlines		4,323

Applications Software — 0.2%
Citrix Systems*	20	806
Intuit*	25	758
Microsoft	345	10,164
Red Hat*	60	1,192

Total Applications Software		12,920

Auto-Cars/Light Trucks — 0.1%
Ford Motor*	279	2,369
General Motors	52	1,908

Total Auto-Cars/Light Trucks		4,277

Beverages-Non-Alcoholic — 0.0%
Coca-Cola	30	1,724

Total Beverages-Non-Alcoholic		1,724

Brewery — 0.2%
Molson Coors Brewing, Cl B	100	9,967

Total Brewery		9,967

Broadcast Services/Programming — 0.0%
Clear Channel Communications	1	37

Total Broadcast Services/Programming		37

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	20	2,671

Total Building Products-Cement/Aggregate		2,671

Description	Shares	Value
Building-Heavy Construction — 0.0%
Washington Group International*	4	$351

Total Building-Heavy Construction		351

Cable TV — 0.1%
Comcast, Cl A*	14	339
Comcast, Special Cl A*	170	4,073
DIRECTV Group*	137	3,326

Total Cable TV		7,738

Casino Hotels — 0.2%
MGM Mirage*	145	12,969

Total Casino Hotels		12,969

Casino Services — 0.0%
International Game Technology	50	2,155

Total Casino Services		2,155

Cellular Telecommunications — 0.6%
Alltel	1	69
MetroPCS Communications*	235	6,411
NII Holdings*	300	24,645

Total Cellular Telecommunications		31,125

Chemicals-Diversified — 0.3%
Celanese, Ser A	200	7,796
Dow Chemical	8	345
E.I. du Pont de Nemours	107	5,303
Lyondell Chemical	20	927
PPG Industries	8	604

Total Chemicals-Diversified		14,975

Chemicals-Specialty — 0.1%
Lubrizol	100	6,506

Total Chemicals-Specialty		6,506

Coal — 0.1%
Arch Coal	20	675
Consol Energy	100	4,660
Peabody Energy	45	2,154

Total Coal		7,489

Commercial Services — 0.0%
Alliance Data Systems*	6	465

Total Commercial Services		465

Commercial Services-Finance — 0.0%
Western Union	48	1,006

Total Commercial Services-Finance		1,006

Communications Software — 0.0%
Avid Technology*	13	352

Total Communications Software		352

Computers — 1.1%
Apple*	170	26,102
Dell*	50	1,380

1	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Computers — continued
Hewlett-Packard	333	$16,580
Research In Motion*	120	11,826
Sun Microsystems*	40	224

Total Computers		56,112

Computers-Memory Devices — 0.3%
EMC*	680	14,144

Total Computers-Memory Devices		14,144

Containers-Metal/Glass — 0.3%
Crown Holdings*	200	4,552
Owens-Illinois*	250	10,362

Total Containers-Metal/Glass		14,914

Containers-Paper/Plastic — 0.0%
Pactiv*	8	229
Sealed Air	23	588

Total Containers-Paper/Plastic		817

Cruise Lines — 0.1%
Carnival	77	3,729

Total Cruise Lines		3,729

Data Processing/Management — 0.0%
Automatic Data Processing	40	1,837
Fiserv*	7	356

Total Data Processing/Management		2,193

Dental Supplies & Equipment — 0.0%
Patterson*	10	386

Total Dental Supplies & Equipment		386

Diagnostic Equipment — 0.0%
Gen-Probe*	25	1,665

Total Diagnostic Equipment		1,665

Dialysis Centers — 0.0%
DaVita*	5	316

Total Dialysis Centers		316

Distribution/Wholesale — 0.1%
Fastenal	50	2,270
LKQ*	55	1,915

Total Distribution/Wholesale		4,185

Diversified Manufacturing Operations — 0.7%
3M	62	5,802
Dover	96	4,891
General Electric	220	9,108
Honeywell International	94	5,590
Illinois Tool Works	84	5,010
Textron	100	6,221
Tyco International	20	887

Total Diversified Manufacturing Operations		37,509

Description	Shares	Value
Drug Delivery Systems — 0.0%
Hospira*	55	$2,280

Total Drug Delivery Systems		2,280

E-Commerce/Services — 0.0%
Expedia*	21	669
Liberty Media - Interactive, Cl A*	47	903

Total E-Commerce/Services		1,572

Electric Products-Miscellaneous — 0.1%
Emerson Electric	57	3,034

Total Electric Products-Miscellaneous		3,034

Electric-Integrated — 0.7%
Centerpoint Energy	550	8,816
Dominion Resources	35	2,951
DTE Energy	150	7,266
Duke Energy	119	2,224
Edison International	72	3,992
Entergy	44	4,765
PPL	200	9,260
TXU	2	137

Total Electric-Integrated		39,411

Electronic Components-Miscellaneous — 0.1%
Flextronics International*	30	335
Tyco Electronics	72	2,551

Total Electronic Components-Miscellaneous		2,886

Electronic Components-Semiconductors — 0.8%
Broadcom, Cl A*	320	11,661
DSP Group*	47	744
Fairchild Semiconductor International*	5	93
Intel	5	129
Intersil, Cl A	65	2,173
Microchip Technology	40	1,453
Micron Technology*	30	333
NVIDIA*	679	24,607
QLogic*	50	672
Semtech*	20	410
SiRF Technology Holdings*	25	534
Texas Instruments	25	915

Total Electronic Components-Semiconductors		43,724

Electronic Forms — 0.2%
Adobe Systems*	235	10,260

Total Electronic Forms		10,260

Electronic Measuring Instruments — 0.1%
Agilent Technologies*	200	7,376

Total Electronic Measuring Instruments		7,376

Electronic Parts Distribution — 0.1%
Arrow Electronics*	100	4,252

Total Electronic Parts Distribution		4,252

2	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Electronics-Military — 0.0%
L-3 Communications Holdings	19	$1,941

Total Electronics-Military		1,941

Energy-Alternate Sources — 0.1%
Covanta Holding*	200	4,902

Total Energy-Alternate Sources		4,902

Engineering/R&D Services — 0.3%
Fluor	53	7,631
McDermott International*	195	10,546

Total Engineering/R&D Services		18,177

Engines-Internal Combustion — 0.2%
Cummins	80	10,231

Total Engines-Internal Combustion		10,231

Enterprise Software/Services — 0.5%
BMC Software*	300	9,369
Oracle*	410	8,876
Sybase*	300	6,939

Total Enterprise Software/Services		25,184

Entertainment Software — 0.1%
Activision*	170	3,670
Electronic Arts*	5	280

Total Entertainment Software		3,950

Fiduciary Banks — 0.3%
Bank of New York Mellon	133	5,871
Northern Trust	100	6,627
State Street	40	2,726

Total Fiduciary Banks		15,224

Filtration/Separation Products — 0.1%
Pall	150	5,835

Total Filtration/Separation Products		5,835

Finance-Commercial — 0.0%
CIT Group	4	161

Total Finance-Commercial		161

Finance-Consumer Loans — 0.1%
SLM	80	3,974

Total Finance-Consumer Loans		3,974

Finance-Credit Card — 0.1%
American Express	50	2,969
Discover Financial Services*	15	312

Total Finance-Credit Card		3,281

Finance-Investment Banker/Broker — 0.5%
Bear Stearns	17	2,088
Charles Schwab	117	2,527
Citigroup	87	4,060
Greenhill	10	610
JPMorgan Chase	146	6,690
Knight Capital Group, Cl A*	20	239
Lehman Brothers Holdings	130	8,025
Description	Shares	Value
Finance-Investment Banker/Broker — continued
MF Global*	10	$290
optionsXpress Holdings	34	889

Total Finance-Investment Banker/Broker		25,418

Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac	30	1,770

Total Finance-Mortgage Loan/Banker		1,770

Finance-Other Services — 0.1%
Asset Acceptance Capital	40	464
NASDAQ Stock Market*	65	2,449

Total Finance-Other Services		2,913

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	20	1,258

Total Financial Guarantee Insurance		1,258

Food-Dairy Products — 0.0%
Dean Foods	50	1,279

Total Food-Dairy Products		1,279

Food-Meat Products — 0.1%
Tyson Foods, Cl A	141	2,517

Total Food-Meat Products		2,517

Food-Miscellaneous/Diversified — 0.2%
Kraft Foods, Cl A	47	1,622
Sara Lee	550	9,179

Total Food-Miscellaneous/Diversified		10,801

Food-Retail — 0.0%
Kroger	27	770

Total Food-Retail		770

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	25	681

Total Food-Wholesale/Distribution		681

Forestry — 0.1%
Plum Creek Timber	150	6,714

Total Forestry		6,714

Gas-Distribution — 0.0%
WGL Holdings	15	508

Total Gas-Distribution		508

Hazardous Waste Disposal — 0.1%
Stericycle*	70	4,001

Total Hazardous Waste Disposal		4,001

Health Care Cost Containment — 0.1%
McKesson	64	3,763

Total Health Care Cost Containment		3,763

3	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	100	$5,628

Total Hospital Beds/Equipment		5,628

Hotels & Motels — 0.1%
Hilton Hotels	1	47
Marriott International, Cl A	60	2,608
Wyndham Worldwide	20	655

Total Hotels & Motels		3,310

Human Resources — 0.3%
Hewitt Associates, Cl A*	324	11,356
Manpower	50	3,217
Monster Worldwide*	80	2,725

Total Human Resources		17,298

Independent Power Producer — 0.0%
Calpine*	80	121
Mirant*	16	651
Reliant Energy*	10	256

Total Independent Power Producer		1,028

Industrial Automation/Robot — 0.1%
Cognex	20	355
Rockwell Automation	100	6,951

Total Industrial Automation/Robot		7,306

Industrial Gases — 0.3%
Praxair	210	17,590

Total Industrial Gases		17,590

Instruments-Scientific — 0.2%
PerkinElmer	400	11,684

Total Instruments-Scientific		11,684

Insurance Brokers — 0.0%
Marsh & McLennan	60	1,530

Total Insurance Brokers		1,530

Internet Content-Information/News — 0.0%
Baidu.com ADR*	5	1,448

Total Internet Content-Information/News		1,448

Internet Infrastructure Software — 0.0%
F5 Networks*	60	2,231

Total Internet Infrastructure Software		2,231

Internet Security — 0.1%
Checkfree*	4	186
Symantec*	150	2,907

Total Internet Security		3,093

Investment Companies — 0.0%
KKR Financial Holdings	14	236

Total Investment Companies		236

Investment Management/Advisory Services — 0.2%
Franklin Resources	45	5,737
Description	Shares	Value
Investment Management/Advisory Services — continued
T Rowe Price Group	40	$2,228

Total Investment Management/Advisory Services		7,965

Life/Health Insurance — 0.2%
Cigna	150	7,994

Total Life/Health Insurance		7,994

Linen Supply & Related Items — 0.0%
Cintas	12	445

Total Linen Supply & Related Items		445

Machine Tools & Related Products — 0.2%
Kennametal	100	8,398

Total Machine Tools & Related Products		8,398

Machinery-Construction & Mining — 0.1%
Terex*	67	5,964

Total Machinery-Construction & Mining		5,964

Machinery-Farm — 0.1%
Deere	30	4,453

Total Machinery-Farm		4,453

Machinery-General Industry — 0.1%
Manitowoc	80	3,542
Wabtec	80	2,997

Total Machinery-General Industry		6,539

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	6	219

Total Machinery-Print Trade		219

Medical Information Systems — 0.2%
Cerner*	160	9,570
IMS Health	25	766

Total Medical Information Systems		10,336

Medical Instruments — 0.2%
Intuitive Surgical*	20	4,600
Medtronic	60	3,385

Total Medical Instruments		7,985

Medical Labs & Testing Services — 0.2%
Covance*	20	1,558
Laboratory Corp of America Holdings*	100	7,823
MDS	10	215
Quest Diagnostics	6	347

Total Medical Labs & Testing Services		9,943

Medical Products — 0.1%
Baxter International	64	3,602
Covidien*	11	457
Henry Schein*	55	3,346

Total Medical Products		7,405
Medical-Biomedical/Genetic — 0.1%
Celgene*	55	3,922

4	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Medical-Biomedical/Genetic — continued
Invitrogen*	5	$409

Total Medical-Biomedical/Genetic		4,331

Medical-Drugs — 0.7%
Angiotech Pharmaceuticals*	110	690
Bristol-Myers Squibb	131	3,775
Forest Laboratories*	12	447
Pfizer	378	9,235
Schering-Plough	485	15,341
Wyeth	130	5,791

Total Medical-Drugs		35,279

Medical-HMO — 0.2%
Humana*	9	629
Magellan Health Services*	8	325
UnitedHealth Group	73	3,535
WellPoint*	66	5,209

Total Medical-HMO		9,698

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	5,442

Total Medical-Hospitals		5,442

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	30	1,100

Total Medical-Outpatient/Home Medical		1,100

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	193	8,749
Cardinal Health	18	1,125

Total Medical-Wholesale Drug Distributors		9,874

Metal Processors & Fabricators — 0.2%
Commercial Metals	100	3,165
Haynes International*	4	342
Precision Castparts	35	5,179
Sterlite Industries ADR*	230	4,255

Total Metal Processors & Fabricators		12,941

Metal-Aluminum — 0.0%
Alcoa	40	1,565

Total Metal-Aluminum		1,565

Motion Pictures & Services — 0.0%
Macrovision*	30	739

Total Motion Pictures & Services		739

Multi-Line Insurance — 0.5%
Allstate	44	2,516
American International Group	60	4,059
Cincinnati Financial	150	6,496
Hartford Financial Services Group	31	2,869
Loews	71	3,433
MetLife	57	3,975
XL Capital, Cl A	69	5,465

Total Multi-Line Insurance		28,813

Description	Shares	Value
Multimedia — 0.0%
Walt Disney	1	$34

Total Multimedia		34

Networking Products — 0.4%
Cisco Systems*	590	19,535
Juniper Networks*	90	3,295

Total Networking Products		22,830

Non-Ferrous Metals — 0.2%
Cameco	195	9,017

Total Non-Ferrous Metals		9,017

Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries*	340	4,335
Waste Management	70	2,642

Total Non-Hazardous Waste Disposal		6,977

Office Automation & Equipment — 0.0%
Pitney Bowes	43	1,953

Total Office Automation & Equipment		1,953

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	20	2,266
Rowan	10	366

Total Oil & Gas Drilling		2,632

Oil Companies-Exploration & Production — 0.6%
Denbury Resources*	40	1,788
EnCana	65	4,020
Murphy Oil	15	1,048
Newfield Exploration*	100	4,816
Occidental Petroleum	94	6,024
Southwestern Energy*	225	9,416
Ultra Petroleum*	35	2,171

Total Oil Companies-Exploration & Production		29,283

Oil Companies-Integrated — 0.7%
Chevron	37	3,462
ConocoPhillips	70	6,144
Exxon Mobil	198	18,327
Hess	100	6,653
Marathon Oil	38	2,167

Total Oil Companies-Integrated		36,753

Oil Field Machinery & Equipment — 0.2%
FMC Technologies*	35	2,018
Grant Prideco*	45	2,453
National Oilwell Varco*	40	5,780

Total Oil Field Machinery & Equipment		10,251

Oil Refining & Marketing — 0.1%
Tesoro	100	4,602

Total Oil Refining & Marketing		4,602
Oil-Field Services — 0.4%
Exterran Holdings*	9	723
Helix Energy Solutions Group*	60	2,548

5	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Oil-Field Services — continued
Schlumberger	175	$18,375

Total Oil-Field Services		21,646

Paper & Related Products — 0.1%
Abitibi-Consolidated*	280	490
Domtar*	500	4,100
MeadWestvaco	7	207
Smurfit-Stone Container*	40	467

Total Paper & Related Products		5,264

Pharmacy Services — 0.1%
Medco Health Solutions*	40	3,616
Omnicare	10	331

Total Pharmacy Services		3,947

Physical Practice Management — 0.1%
Pediatrix Medical Group*	100	6,542

Total Physical Practice Management		6,542

Pipelines — 0.4%
El Paso	284	4,819
Oneok	200	9,480
Questar	100	5,253
Spectra Energy	93	2,277

Total Pipelines		21,829

Platinum — 0.0%
Stillwater Mining*	30	309

Total Platinum		309

Printing-Commercial — 0.1%
RR Donnelley & Sons	166	6,069
Valassis Communications*	40	357

Total Printing-Commercial		6,426

Property/Casualty Insurance — 0.4%
Arch Capital Group*	100	7,441
Safeco	100	6,122
Travelers	72	3,624
WR Berkley	200	5,926

Total Property/Casualty Insurance		23,113

Publishing-Books — 0.0%
Scholastic*	3	105

Total Publishing-Books		105

Publishing-Newspapers — 0.0%
Gannett	31	1,355

Total Publishing-Newspapers		1,355

Quarrying — 0.0%
Vulcan Materials	1	89

Total Quarrying		89

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	165	4,594

Total Real Estate Management/Services		4,594

Description	Shares	Value
Real Estate Operation/Development — 0.0%
St. Joe	10	$336

Total Real Estate Operation/Development		336

Recreational Centers — 0.0%
Life Time Fitness*	35	2,147

Total Recreational Centers		2,147

Reinsurance — 0.6%
Allied World Assurance Holdings	7	363
Aspen Insurance Holdings	40	1,117
Berkshire Hathaway, Cl B*	1	3,952
Everest Re Group	5	551
Montpelier Re Holdings	50	885
PartnerRe	200	15,798
RenaissanceRe Holdings	100	6,541
Validus Holdings*	19	461

Total Reinsurance		29,668

REITs-Diversified — 0.0%
CapitalSource	22	445

Total REITs-Diversified		445

REITs-Mortgage — 0.0%
Annaly Capital Management	26	414

Total REITs-Mortgage		414

REITs-Office Property — 0.1%
Boston Properties	50	5,195

Total REITs-Office Property		5,195

Rental Auto/Equipment — 0.0%
Avis Budget Group*	15	343
RSC Holdings*	26	427

Total Rental Auto/Equipment		770

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch, Cl A	85	6,859
Men's Wearhouse	150	7,578

Total Retail-Apparel/Shoe		14,437

Retail-Building Products — 0.0%
Home Depot	35	1,135

Total Retail-Building Products		1,135

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	120	6,762

Total Retail-Computer Equipment		6,762
Retail-Discount — 0.1%
Wal-Mart Stores	80	3,492

Total Retail-Discount		3,492

Retail-Drug Store — 0.4%
CVS Caremark	365	14,465
Rite Aid*	1,000	4,620

6	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Retail-Drug Store — continued
Walgreen	90	$4,252

Total Retail-Drug Store		23,337

Retail-Major Department Store — 0.1%
JC Penney	90	5,703

Total Retail-Major Department Store		5,703

Retail-Office Supplies — 0.0%
Office Depot*	6	124
OfficeMax	10	342

Total Retail-Office Supplies		466

Retail-Pet Food & Supplies — 0.1%
PetSmart	85	2,712

Total Retail-Pet Food & Supplies		2,712

Retail-Sporting Goods — 0.0%
Dick's Sporting Goods*	30	2,015

Total Retail-Sporting Goods		2,015

S&L/Thrifts-Western US — 0.2%
Washington Federal	350	9,191

Total S&L/Thrifts-Western US		9,191

Schools — 0.1%
ITT Educational Services*	25	3,042

Total Schools		3,042

Semiconductor Components-Integrated Circuits — 0.3%
Cypress Semiconductor*	10	292
Marvell Technology Group*	220	3,602
Maxim Integrated Products	389	11,417

Total Semiconductor Components-Integrated Circuits		15,311

Semiconductor Equipment — 0.1%
Applied Materials	50	1,035
Novellus Systems*	10	273
Varian Semiconductor Equipment Associates*	50	2,676

Total Semiconductor Equipment		3,984

Software Tools — 0.0%
VMware, Cl A*	5	425

Total Software Tools		425

Steel-Producers — 0.0%
Nucor	23	1,368

Total Steel-Producers		1,368

Steel-Specialty — 0.2%
Allegheny Technologies	105	11,545

Total Steel-Specialty		11,545

Super-Regional Banks-US — 0.2%
Bank of America	94	4,725
Capital One Financial	83	5,514
Description	Shares	Value
Super-Regional Banks-US — continued
Wells Fargo	79	$2,814

Total Super-Regional Banks-US		13,053

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	40	598

Total Telecommunications Equipment-Fiber Optics		598

Telecommunications Services — 0.4%
Amdocs*	160	5,950
Embarq	200	11,120
Time Warner Telecom, Cl A*	130	2,856

Total Telecommunications Services		19,926

Telephone-Integrated — 0.3%
AT&T	233	9,858
Level 3 Communications*	130	604
Verizon Communications	124	5,491

Total Telephone-Integrated		15,953

Textile-Home Furnishings — 0.1%
Mohawk Industries*	50	4,065

Total Textile-Home Furnishings		4,065

Therapeutics — 0.3%
Gilead Sciences*	305	12,465
ImClone Systems*	6	248
Medicines*	56	998
Warner Chilcott, Cl A*	25	444

Total Therapeutics		14,155

Tobacco — 0.3%
Altria Group	96	6,675
Imperial Tobacco Group ADR	60	5,505
UST	53	2,629

Total Tobacco		14,809

Tools-Hand Held — 0.1%
Stanley Works	62	3,480

Total Tools-Hand Held		3,480

Transport-Marine — 0.1%
Overseas Shipholding Group	50	3,842

Total Transport-Marine		3,842

Transport-Rail — 0.2%
Burlington Northern Santa Fe	38	3,084
Canadian Pacific Railway	100	7,029
CSX	50	2,137
Union Pacific	1	113

Total Transport-Rail		12,363

Transport-Services — 0.1%
Expeditors International Washington	45	2,128
FedEx	6	629

Total Transport-Services		2,757

7	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares/ Face Amount	Value
Veterinary Diagnostics — 0.0%
VCA Antech*	40	$1,670

Total Veterinary Diagnostics		1,670

Vitamins & Nutrition Products — 0.1%
Herbalife	65	2,955

Total Vitamins & Nutrition Products		2,955

Web Hosting/Design — 0.1%
Equinix*	30	2,661

Total Web Hosting/Design		2,661

Web Portals/ISP — 0.4%
Google, Cl A*	32	18,153
Sina*	25	1,196

Total Web Portals/ISP		19,349

Wireless Equipment — 0.4%
American Tower, Cl A*	405	17,633
Nokia ADR	90	3,414
RF Micro Devices*	30	202

Total Wireless Equipment		21,249

Total Common Stock (Cost $1,223,657)		1,374,030

U.S. Treasury Obligations — 19.8%
U.S. Treasury Notes 4.875%, 08/15/2009	$130,000	132,092
4.875%, 07/31/2011	380,000	390,064
4.750%, 05/15/2014	155,000	158,488
4.750%, 08/15/2017	80,000	81,100
4.750%, 02/15/2037	10,000	9,865
4.625%, 11/15/2009	250,000	253,242
4.125%, 08/31/2012	25,000	24,906

Total U.S. Treasury Obligations (Cost $1,034,222)		1,049,757

U.S. Government Agency Obligations — 18.3%
Federal National Mortgage Association 6.000%, 01/01/2037	234,034	234,424
5.500%, 01/01/2037	497,484	487,370
5.000%, 05/01/2037	261,842	249,764

Total U.S. Government Obligations (Cost $982,240)		971,558

Corporate Bonds — 17.2%
Advanta Capital Trust, Ser B 8.990%, 12/17/2026	11,000	9,900
Ahern Rentals 9.250%, 08/15/2013	8,000	7,700
Alliance One 11.000%, 05/15/2012	11,000	11,687
Apache 5.250%, 04/15/2013	30,000	29,833
Description	Face Amount	Value
Corporate Bonds — continued
Aramark Services (A) 8.856%, 02/01/2015	$ 7,000	$7,070
Astrazeneca 6.450%, 09/15/2037	5,000	5,184
AstraZeneca 5.400%, 09/15/2012	30,000	30,236
Bank One 5.900%, 11/15/2011	85,000	86,540
Belden CDT 144A 7.000%, 03/15/2017	7,000	6,930
Cascades 7.250%, 02/15/2013	15,000	14,700
Citizens Communications 9.000%, 08/15/2031	7,000	7,105
Coleman Cable 144A 9.875%, 10/01/2012	11,000	10,698
Comcast 5.300%, 01/15/2014	85,000	82,524
Deluxe, Ser B 3.500%, 10/01/2007	15,000	15,000
Denbury Resources 7.500%, 04/01/2013	11,000	11,247
Dex Media East 12.125%, 11/15/2012	7,000	7,473
D.R. Horton 7.875%, 08/15/2011	5,000	4,901
Echostar DBS 6.625%, 10/01/2014	15,000	15,075
ERP Operating 5.125%, 03/15/2016	85,000	78,776
Ford Motor Credit 7.375%, 10/28/2009	15,000	14,708
General Mills 5.650%, 09/10/2012	20,000	20,178
GMAC 7.000%, 02/01/2012	15,000	14,241
Goldman Sachs Group 6.750%, 10/01/2037	5,000	5,025
Hilton Hotels 7.500%, 12/15/2017	13,000	15,576
Ikon Office Solutions 7.750%, 09/15/2015	11,000	11,055
Kansas City Southern 9.500%, 10/01/2008	7,000	7,149
Landry's Restaurants, Ser B 7.500%, 12/15/2014	12,000	11,940
Lehman Brothers Holdings, MTN 6.200%, 09/26/2014	5,000	5,020
Marathon Oil 6.600%, 10/01/2037	5,000	5,162
MasTec 7.625%, 02/01/2017	7,000	6,808
Neenah Paper 7.375%, 11/15/2014	12,000	11,580
Neff 10.000%, 06/01/2015	7,000	4,970
Norampac 6.750%, 06/01/2013	15,000	14,325
PepsiCo 5.150%, 05/15/2012	5,000	5,051
PSEG Power 7.750%, 04/15/2011	85,000	91,016

8	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Face Amount/ Shares	Value
Corporate Bonds — continued
Pulte Homes 7.875%, 08/01/2011	$ 11,000	$10,532
Qwest 8.875%, 03/15/2012	15,000	16,369
R.H. Donelley, Ser A-3 8.875%, 01/15/2016	8,000	8,150
Residential Capital 144A(A) 8.190%, 04/17/2009	16,000	11,200
Rogers Communications 8.000%, 12/15/2012	15,000	15,697
Saint Acqusition 144A(A) 13.308%, 05/15/2015	5,000	3,400
SBC Communications 5.100%, 09/15/2014	85,000	82,251
Starbucks 6.250%, 08/15/2017	15,000	15,131
Stater Brothers Holdings 7.750%, 04/15/2015	11,000	10,890
Tesoro 144A 6.500%, 06/01/2017	11,000	10,917
True Temper Sports 8.375%, 09/15/2011	10,000	5,500
Tyco Electronics 144A 6.550%, 10/01/2017	5,000	5,062
Uno Restaurant 144A 10.000%, 02/15/2011	3,000	2,400
Valassis Communication 8.250%, 03/01/2015	11,000	9,570
Weatherford International 144A 5.950%, 06/15/2012	5,000	5,098
Xerox Capital Trust I 8.000%, 02/01/2027	11,000	11,097

Total Corporate Bonds (Cost $922,047)		909,647

Foreign Common Stock — 7.5%
Australia — 0.7%
BHP Billiton	536	20,933
Caltex Australia	51	1,064
Leighton Holdings	358	16,281

Total Australia		38,278

Austria — 0.2%
Voestalpine	127	10,980

Total Austria		10,980

Canada — 0.3%
Manulife Financial	200	8,248
Methanex	400	10,068

Total Canada		18,316

Denmark — 0.2%
Danske Bank	200	8,134

Total Denmark		8,134

France — 0.5%
BNP Paribas	118	12,913
Camaieu	34	15,110
Description	Shares	Value
France — continued
Societe Generale	5	$841

Total France		28,864

Germany — 0.8%
Allianz SE	65	15,140
Deutsche Bank	92	11,821
Salzgitter	39	7,643
Siemens	55	7,543

Total Germany		42,147

Hong Kong — 0.0%
Regal Hotels International Holdings	4,000	303

Total Hong Kong		303

Italy — 0.3%
Fiat	483	14,590

Total Italy		14,590

Japan — 1.9%
Alpine Electronics	300	4,408
Central Japan Railway	1	10,602
Daiichikosho	700	7,809
Inui Steamship	200	4,145
Kobayashi Pharmaceutical	100	3,545
Kohnan Shoji	700	8,843
Nippon Mining Holdings	1,000	9,972
Nippon Steel	1,000	7,169
NTT Data	1	4,444
Pacific Management	3	3,709
Shinwa Kaiun Kaisha	1,000	10,330
Sumitomo Pipe & Tube	1,000	7,678
Toyota Motor	300	17,553

Total Japan		100,207

Netherlands — 0.4%
Royal Dutch Shell, Cl A	501	20,640

Total Netherlands		20,640

New Zealand — 0.2%
Air New Zealand	4,450	8,291

Total New Zealand		8,291

Norway — 0.0%
Norsk Hydro	50	2,173

Total Norway		2,173

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria	512	12,009
Banco Santander Central Hispano	729	14,197

Total Spain		26,206

Sweden — 0.4%
Skandinaviska Enskilda Banken, Cl A	300	9,751

9	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

Description	Shares/Face Amount	Value
Sweden — continued
Volvo, Cl B	602	$10,452

Total Sweden		20,203

Switzerland — 0.2%
Credit Suisse Group	129	8,576

Total Switzerland		8,576

United Kingdom — 0.9%
AstraZeneca	231	11,563
BT Group	1,979	12,418
CSR*	73	963
Reckitt Benckiser	225	13,192
Royal Bank of Scotland Group	1,056	11,395

Total United Kingdom		49,531

Total Foreign Common Stock (Cost $370,146)		397,439

Foreign Bond — 8.6%
Deutschland Republic, Ser 3 (EUR) 4.500%, 01/04/2013	315,500	456,350

Total Foreign Bond (Cost $421,003)		456,350

Mortgage Related — 0.2%
Chase Issuance Trust, Ser 2007-A15, Cl A 4.960%, 09/17/2012	$ 10,000	9,999

Total Mortgage Related (Cost $9,999)		9,999

Money market fund — 2.8%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (B)	148,561	148,561

Total Money Market Fund (Cost $148,561)		148,561

Total Investments — 100.3% † (Cost $5,111,875)		5,317,341

Other Assets and Liabilities, Net — (0.3%)		(14,947)

Total Net Assets — 100.0%		$5,302,394

* Non-income producing security.
(A) — Variable rate security — the rate reported represents the rate as of September 30, 2007.
(B) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of September 30, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2007, the value of these securities amounted to $55,705, representing 1.05% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
HMO — Health Maintenance Organization
ISP — Internet Service Provider
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
† At September 30, 2007, the tax basis cost of the Fund’s investments was $5,111,875, and the unrealized appreciation and depreciation were $289,373 and $(83,907), respectively.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

10	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Conservative Portfolio

September 30, 2007 (Unaudited)

As of September 30, 2007, the Fund had the following forward foreign currency contract outstanding:
	Currency to Deliver	Currency to Receive
Settlement Date			Unrealized Depreciation
12/11/2007	EUR (309,539)	USD 422,713	$(19,279)

EUR — Euro
USD — U.S. Dollar

11	OLD MUTUAL ADVISOR FUNDS/ Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 46.3%
Aerospace/Defense — 1.0%
Aerovironment*	62	$1,427
Boeing	275	28,872
Rockwell Collins	325	23,738
Teledyne Technologies*	32	1,708

Total Aerospace/Defense		55,745

Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems*	100	10,930
B/E Aerospace*	95	3,945
DRS Technologies	53	2,921
Goodrich	12	819

Total Aerospace/Defense-Equipment		18,615

Agricultural Chemicals — 0.6%
Agrium	100	5,438
Monsanto	330	28,294

Total Agricultural Chemicals		33,732

Agricultural Operations — 0.1%
Archer-Daniels-Midland	160	5,293
Tejon Ranch*	44	1,821

Total Agricultural Operations		7,114

Airlines — 0.1%
AMR*	200	4,458
Delta Air Lines*	40	718
UAL*	15	698
US Airways Group*	30	787

Total Airlines		6,661

Apparel Manufacturers — 0.0%
Gymboree*	20	705

Total Apparel Manufacturers		705

Applications Software — 0.5%
Citrix Systems*	46	1,855
Infosys Technologies ADR	70	3,387
Intuit*	50	1,515
Microsoft	608	17,912
Nuance Communications*	95	1,834
Red Hat*	70	1,391

Total Applications Software		27,894

Auction House/Art Dealer — 0.0%
Sotheby's	20	956

Total Auction House/Art Dealer		956

Audio/Video Products — 0.0%
DTS*	29	881

Total Audio/Video Products		881

Auto-Cars/Light Trucks — 0.2%
Ford Motor*	636	5,400
General Motors	117	4,294

Total Auto-Cars/Light Trucks		9,694

Description	Shares	Value
Auto-Medium & Heavy Duty Trucks — 0.0%
Force Protection*	80	$1,733

Total Auto-Medium & Heavy Duty Trucks		1,733

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	50	865

Total Auto/Truck Parts & Equipment-Original		865

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	50	2,873
Coca-Cola Bottling	30	1,809

Total Beverages-Non-Alcoholic		4,682

Brewery — 0.3%
Cia Cervecerias Unidas ADR	200	7,700
Molson Coors Brewing, Cl B	100	9,967

Total Brewery		17,667

Broadcast Services/Programming — 0.0%
Clear Channel Communications	3	112

Total Broadcast Services/Programming		112

Building & Construction-Miscellaneous — 0.1%
Orascom Construction GDR	20	3,386

Total Building & Construction-Miscellaneous		3,386

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	25	3,339

Total Building Products-Cement/Aggregate		3,339

Building-Heavy Construction — 0.0%
Washington Group International*	28	2,459

Total Building-Heavy Construction		2,459

Cable TV — 0.3%
Comcast, Cl A*	39	943
Comcast, Special Cl A*	280	6,709
DIRECTV Group*	313	7,599

Total Cable TV		15,251

Casino Hotels — 0.3%
Harrah's Entertainment	1	87
MGM Mirage*	210	18,782

Total Casino Hotels		18,869

Casino Services — 0.1%
International Game Technology	60	2,586

Total Casino Services		2,586

Cellular Telecommunications — 1.3%
Alltel	3	209
America Movil, Ser L ADR	175	11,200
MetroPCS Communications*	345	9,411
Millicom International Cellular*	100	8,390
NII Holdings*	420	34,503
Tim Participacoes ADR	80	3,245

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Cellular Telecommunications — continued
Vimpel-Communications ADR	100	$2,704

Total Cellular Telecommunications		69,662

Chemicals-Diversified — 0.4%
Celanese, Ser A	200	7,796
Dow Chemical	4	172
E.I. du Pont de Nemours	212	10,507
Lyondell Chemical	40	1,854
Olin	30	671
PPG Industries	21	1,587

Total Chemicals-Diversified		22,587

Chemicals-Specialty — 0.1%
Hercules	72	1,513
Lubrizol	100	6,506

Total Chemicals-Specialty		8,019

Coal — 0.3%
Alpha Natural Resources*	52	1,208
Arch Coal	45	1,518
Consol Energy	150	6,990
Massey Energy	72	1,571
Peabody Energy	50	2,394

Total Coal		13,681

Commercial Banks Non-US — 0.2%
Banco Itau Holding Financeira ADR	110	5,568
Kookmin Bank ADR	60	4,920

Total Commercial Banks Non-US		10,488

Commercial Banks-Central US — 0.0%
Irwin Financial	178	1,962

Total Commercial Banks-Central US		1,962

Commercial Services — 0.1%
Alliance Data Systems*	14	1,084
Arbitron	30	1,360
ExlService Holdings*	62	1,318
PHH*	32	841

Total Commercial Services		4,603

Commercial Services-Finance — 0.1%
Western Union	139	2,915
Wright Express*	42	1,533

Total Commercial Services-Finance		4,448

Communications Software — 0.1%
Avid Technology*	102	2,762
DivX*	72	1,071

Total Communications Software		3,833

Computer Services — 0.0%
Perot Systems, Cl A*	72	1,218
Syntel	28	1,164

Total Computer Services		2,382

Computer Software — 0.1%
Double-Take Software*	82	1,567
Description	Shares	Value
Computer Software — continued
Omniture*	60	$1,819

Total Computer Software		3,386

Computers — 1.6%
Apple*	250	38,385
Dell*	90	2,484
Hewlett-Packard	577	28,729
Research In Motion*	180	17,739
Sun Microsystems*	90	505

Total Computers		87,842

Computers-Integrated Systems — 0.1%
NCI, Cl A*	82	1,552
Radisys*	72	896
Riverbed Technology*	30	1,212

Total Computers-Integrated Systems		3,660

Computers-Memory Devices — 0.4%
EMC*	1,025	21,320
Silicon Storage Technology*	150	483

Total Computers-Memory Devices		21,803

Computers-Peripheral Equipment — 0.0%
Electronics for Imaging*	92	2,471

Total Computers-Peripheral Equipment		2,471

Consulting Services — 0.2%
Advisory Board*	30	1,754
FTI Consulting*	37	1,861
Huron Consulting Group*	25	1,816
LECG*	82	1,222
MAXIMUS	42	1,830

Total Consulting Services		8,483

Containers-Metal/Glass — 0.3%
Crown Holdings*	200	4,552
Owens-Illinois*	300	12,435

Total Containers-Metal/Glass		16,987

Containers-Paper/Plastic — 0.0%
Pactiv*	4	115
Sealed Air	48	1,227

Total Containers-Paper/Plastic		1,342

Cruise Lines — 0.2%
Carnival	171	8,282

Total Cruise Lines		8,282

Data Processing/Management — 0.1%
Automatic Data Processing	70	3,215
Commvault Systems*	75	1,389
Fair Isaac	10	361
Fiserv*	18	916

Total Data Processing/Management		5,881

Dental Supplies & Equipment — 0.0%
Patterson*	25	965

Total Dental Supplies & Equipment		965

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Diagnostic Equipment — 0.1%
Gen-Probe*	30	$1,997
Hansen Medical*	25	678

Total Diagnostic Equipment		2,675

Dialysis Centers — 0.0%
DaVita*	12	758
Dialysis Corp of America*	146	1,422

Total Dialysis Centers		2,180

Direct Marketing — 0.0%
Valuevision Media, Cl A*	146	1,082

Total Direct Marketing		1,082

Distribution/Wholesale — 0.1%
Fastenal	60	2,724
LKQ*	65	2,263

Total Distribution/Wholesale		4,987

Diversified Manufacturing Operations — 1.2%
3M	102	9,545
Dover	158	8,050
General Electric	360	14,904
Honeywell International	210	12,489
Illinois Tool Works	181	10,795
Textron	100	6,221
Tyco International	57	2,527

Total Diversified Manufacturing Operations		64,531

Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	400	13,572

Total Diversified Minerals		13,572

Diversified Operations — 0.0%
Walter Industries	42	1,130

Total Diversified Operations		1,130

Drug Delivery Systems — 0.1%
Hospira*	65	2,694

Total Drug Delivery Systems		2,694

E-Commerce/Products — 0.0%
Blue Nile*	5	471

Total E-Commerce/Products		471

E-Commerce/Services — 0.1%
Expedia*	43	1,371
Liberty Media – Interactive, Cl A*	115	2,209
Priceline.com*	20	1,775

Total E-Commerce/Services		5,355

E-Services/Consulting — 0.1%
GSI Commerce*	40	1,064
Perficient*	77	1,684

Total E-Services/Consulting		2,748

Description	Shares	Value
Educational Software — 0.0%
Blackboard*	25	$1,146

Total Educational Software		1,146

Electric Products-Miscellaneous — 0.1%
Emerson Electric	115	6,120

Total Electric Products-Miscellaneous		6,120

Electric-Integrated — 1.1%
Centerpoint Energy	600	9,618
Dominion Resources	71	5,985
DTE Energy	200	9,688
Duke Energy	242	4,523
Edison International	164	9,094
Entergy	81	8,772
PPL	200	9,260
TXU	5	342

Total Electric-Integrated		57,282

Electronic Components-Miscellaneous — 0.4%
AU Optronics ADR	489	8,274
Celestica*	374	2,285
Flextronics International*	78	872
HON HAI Precision GDR	300	4,523
Tyco Electronics	161	5,704

Total Electronic Components-Miscellaneous		21,658

Electronic Components-Semiconductors — 1.5%
Bookham*	170	469
Broadcom, Cl A*	440	16,034
DSP Group*	254	4,021
Fairchild Semiconductor International*	12	224
Ikanos Communications*	268	1,493
Intel	12	310
Intersil, Cl A	80	2,674
Microchip Technology	45	1,634
Micron Technology*	70	777
Netlogic Microsystems*	45	1,625
NVIDIA*	960	34,791
Qlogic*	190	2,556
Samsung Electronics GDR 144A	20	6,263
Semtech*	40	819
Silicon Laboratories*	20	835
SiRF Technology Holdings*	128	2,733
Texas Instruments	56	2,049
Zoran*	62	1,252

Total Electronic Components-Semiconductors		80,559

Electronic Design Automation — 0.1%
Comtech Group*	95	1,730
Magma Design Automation*	60	844
Synplicity*	312	1,947

Total Electronic Design Automation		4,521

Electronic Forms — 0.3%
Adobe Systems*	355	15,499

Total Electronic Forms		15,499

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	$7,376
Itron*	18	1,675

Total Electronic Measuring Instruments		9,051

Electronic Parts Distribution — 0.1%
Arrow Electronics*	100	4,252

Total Electronic Parts Distribution		4,252

Electronic Security Devices — 0.0%
Taser International*	70	1,098

Total Electronic Security Devices		1,098

Electronics-Military — 0.1%
EDO	22	1,232
L-3 Communications Holdings	43	4,392

Total Electronics-Military		5,624

Energy-Alternate Sources — 0.1%
Covanta Holding*	200	4,902

Total Energy-Alternate Sources		4,902

Engineering/R&D Services — 0.5%
Fluor	86	12,382
McDermott International*	280	15,143

Total Engineering/R&D Services		27,525

Engines-Internal Combustion — 0.3%
Cummins	110	14,068

Total Engines-Internal Combustion		14,068

Enterprise Software/Services — 0.7%
BMC Software*	350	10,930
Novell*	120	917
Oracle*	605	13,098
PROS Holdings*	72	869
Sybase*	350	8,095
Taleo, Cl A*	38	966
Ultimate Software Group*	35	1,222

Total Enterprise Software/Services		36,097

Entertainment Software — 0.1%
Activision*	185	3,994
Electronic Arts*	11	616
THQ*	40	999

Total Entertainment Software		5,609

Fiduciary Banks — 0.4%
Bank of New York Mellon	196	8,651
Northern Trust	150	9,941
State Street	60	4,090

Total Fiduciary Banks		22,682

Filtration/Separation Products — 0.1%
Pall	200	7,780

Total Filtration/Separation Products		7,780

Description	Shares	Value
Finance-Commercial — 0.0%
CIT Group	10	$402

Total Finance-Commercial		402

Finance-Consumer Loans — 0.2%
First Marblehead	20	759
Nelnet, Cl A	82	1,496
SLM	181	8,990

Total Finance-Consumer Loans		11,245

Finance-Credit Card — 0.1%
American Express	116	6,887
Discover Financial Services*	30	624

Total Finance-Credit Card		7,511

Finance-Investment Banker/Broker — 1.0%
Bear Stearns	36	4,421
Charles Schwab	256	5,530
Citigroup	197	9,194
Cowen*	132	1,824
Greenhill	20	1,221
JPMorgan Chase	335	15,350
Knight Capital Group, Cl A*	50	598
Lehman Brothers Holdings	195	12,037
MF Global*	30	870
optionsXpress Holdings	84	2,196
Piper Jaffray*	20	1,072

Total Finance-Investment Banker/Broker		54,313

Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	5	304
Freddie Mac	60	3,541

Total Finance-Mortgage Loan/Banker		3,845

Finance-Other Services — 0.1%
Asset Acceptance Capital	288	3,341
FCStone Group*	30	968
GFI Group*	10	861
NASDAQ Stock Market*	75	2,826

Total Finance-Other Services		7,996

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	20	1,258

Total Financial Guarantee Insurance		1,258

Food-Dairy Products — 0.1%
Dean Foods	100	2,558
Wimm-Bill-Dann Foods ADR	37	4,046

Total Food-Dairy Products		6,604

Food-Meat Products — 0.1%
Tyson Foods, Cl A	322	5,748

Total Food-Meat Products		5,748

Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	131	4,521
Sara Lee	600	10,014
SunOpta*	45	652

Total Food-Miscellaneous/Diversified		15,187

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Food-Retail — 0.1%
Kroger	64	$1,825
X5 Retail Group GDR*	75	2,554

Total Food-Retail		4,379

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	50	1,361

Total Food-Wholesale/Distribution		1,361

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Cl A*	52	1,149

Total Footwear & Related Apparel		1,149

Forestry — 0.2%
Plum Creek Timber	200	8,952

Total Forestry		8,952

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	57	1,552

Total Gambling (Non-Hotel)		1,552

Gas-Distribution — 0.0%
WGL Holdings	30	1,017

Total Gas-Distribution		1,017

Hazardous Waste Disposal — 0.1%
Stericycle*	80	4,573

Total Hazardous Waste Disposal		4,573

Health Care Cost Containment — 0.2%
McKesson	146	8,583

Total Health Care Cost Containment		8,583

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	100	5,628

Total Hospital Beds/Equipment		5,628

Hotels & Motels — 0.1%
Hilton Hotels	2	93
Lodgian*	82	968
Marriott International, Cl A	65	2,826
Morgans Hotel Group*	20	435
Wyndham Worldwide	40	1,310

Total Hotels & Motels		5,632

Human Resources — 0.5%
Hewitt Associates, Cl A*	406	14,230
Hudson Highland Group*	72	917
Manpower	100	6,435
Monster Worldwide*	95	3,236

Total Human Resources		24,818

Import/Export — 0.0%
Castle Brands*	60	264

Total Import/Export		264

Independent Power Producer — 0.0%
Calpine*	290	438
Mirant*	36	1,464
Description	Shares	Value
Independent Power Producer — continued
Reliant Energy*	25	$640

Total Independent Power Producer		2,542

Industrial Audio & Video Products — 0.0%
SRS Labs*	80	586

Total Industrial Audio & Video Products		586

Industrial Automation/Robot — 0.1%
Cognex	60	1,066
Rockwell Automation	100	6,951

Total Industrial Automation/Robot		8,017

Industrial Gases — 0.5%
Praxair	305	25,547

Total Industrial Gases		25,547

Instruments-Scientific — 0.2%
PerkinElmer	350	10,223

Total Instruments-Scientific		10,223

Insurance Brokers — 0.1%
eHealth*	36	997
Marsh & McLennan	100	2,550

Total Insurance Brokers		3,547

Internet Application Software — 0.1%
CryptoLogic	70	1,400
DealerTrack Holdings*	80	3,350
Vocus*	23	673

Total Internet Application Software		5,423

Internet Content-Information/News— 0.0%
Baidu.com ADR*	5	1,448

Total Internet Content-Information/News		1,448

Internet Financial Services — 0.1%
Authorize.net Holdings*	125	2,204
Online Resources*	125	1,580

Total Internet Financial Services		3,784

Internet Infrastructure Software — 0.1%
F5 Networks*	80	2,975
Radvision*	21	369

Total Internet Infrastructure Software		3,344

Internet Security — 0.1%
Checkfree*	11	512
Symantec*	250	4,845

Total Internet Security		5,357

Investment Companies — 0.0%
KKR Financial Holdings	28	472

Total Investment Companies		472

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	30	3,825
Franklin Resources	66	8,415

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Investment Management/Advisory Services — continued
T Rowe Price Group	50	$2,785

Total Investment Management/Advisory Services		15,025

Lasers-Systems/Components — 0.0%
Electro Scientific Industries*	72	1,725

Total Lasers-Systems/Components		1,725

Life/Health Insurance — 0.1%
Cigna	150	7,993

Total Life/Health Insurance		7,993

Linen Supply & Related Items — 0.0%
Cintas	28	1,039

Total Linen Supply & Related Items		1,039

Machine Tools & Related Products — 0.2%
Kennametal	100	8,398

Total Machine Tools & Related Products		8,398

Machinery-Construction & Mining — 0.0%
Terex*	28	2,493

Total Machinery-Construction & Mining		2,493

Machinery-Farm — 0.1%
Deere	45	6,679

Total Machinery-Farm		6,679

Machinery-General Industry — 0.1%
Manitowoc	90	3,985
Wabtec	90	3,372

Total Machinery-General Industry		7,357

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	19	693

Total Machinery-Print Trade		693

Medical Imaging Systems — 0.0%
IRIS International*	44	845

Total Medical Imaging Systems		845

Medical Information Systems — 0.3%
Cerner*	235	14,056
IMS Health	55	1,685

Total Medical Information Systems		15,741

Medical Instruments — 0.4%
Abaxis*	31	696
Conceptus*	91	1,727
Intuitive Surgical*	30	6,900
Medtronic	100	5,641
Natus Medical*	146	2,327
Symmetry Medical*	144	2,405

Total Medical Instruments		19,696

Medical Labs & Testing Services — 0.2%
Covance*	25	1,947
Laboratory Corp of America Holdings*	100	7,823
Description	Shares	Value
Medical Labs & Testing Services — continued
MDS	30	$647
Quest Diagnostics	12	693

Total Medical Labs & Testing Services		11,110

Medical Laser Systems — 0.0%
Cynosure, Cl A*	30	1,107

Total Medical Laser Systems		1,107

Medical Products — 0.3%
Baxter International	136	7,654
Covidien*	36	1,494
Henry Schein*	60	3,651
Orthofix International*	40	1,959
Syneron Medical*	52	1,229

Total Medical Products		15,987

Medical-Biomedical/Genetic — 0.2%
Alexion Pharmaceuticals*	15	977
Cambrex	34	370
Celgene*	75	5,348
Invitrogen*	13	1,062
Keryx Biopharmaceuticals*	90	895
Lifecell*	50	1,879
Martek Biosciences*	52	1,510

Total Medical-Biomedical/Genetic		12,041

Medical-Drugs — 1.3%
Angiotech Pharmaceuticals*	776	4,866
Aspreva Pharmaceuticals*	62	1,272
Axcan Pharma*	114	2,368
Bristol-Myers Squibb	265	7,637
Forest Laboratories*	29	1,081
Indevus Pharmaceuticals*	120	829
Medicis Pharmaceutical, Cl A	25	763
Pfizer	701	17,126
Schering-Plough	779	24,640
Valeant Pharmaceuticals International*	104	1,610
Wyeth	237	10,558

Total Medical-Drugs		72,750

Medical-Generic Drugs — 0.0%
Perrigo	42	897

Total Medical-Generic Drugs		897

Medical-HMO — 0.4%
Humana*	22	1,537
Magellan Health Services*	19	771
UnitedHealth Group	157	7,604
WellPoint*	133	10,496

Total Medical-HMO		20,408

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	5,442

Total Medical-Hospitals		5,442

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Cl A*	60	$945

Total Medical-Nursing Homes		945

Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings*	71	2,602

Total Medical-Outpatient/Home Medical		2,602

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	247	11,197
Cardinal Health	17	1,063

Total Medical-Wholesale Drug Distributors		12,260

Metal Processors & Fabricators — 0.4%
Commercial Metals	100	3,165
Haynes International*	30	2,561
Ladish*	40	2,219
Precision Castparts	40	5,919
Sterlite Industries ADR*	410	7,585

Total Metal Processors & Fabricators		21,449

Metal-Aluminum — 0.1%
Alcoa	70	2,738

Total Metal-Aluminum		2,738

Metal-Copper — 0.1%
Taseko Mines*	1,100	5,775

Total Metal-Copper		5,775

Miscellaneous Manufacturing — 0.0%
Trimas*	176	2,336

Total Miscellaneous Manufacturing		2,336

Motion Pictures & Services — 0.0%
Macrovision*	71	1,749

Total Motion Pictures & Services		1,749

Multi-Line Insurance — 1.0%
Allstate	106	6,062
American International Group	134	9,065
Cincinnati Financial	200	8,662
Hartford Financial Services Group	77	7,126
Loews	161	7,785
MetLife	104	7,252
XL Capital, Cl A	124	9,821

Total Multi-Line Insurance		55,773

Multimedia — 0.0%
Gemstar-TV Guide International*	168	1,169

Total Multimedia		1,169

Networking Products — 0.6%
Atheros Communications*	15	450
Cisco Systems*	885	29,302
Foundry Networks*	20	355
Juniper Networks*	100	3,661
Description	Shares	Value
Networking Products — continued
Switch & Data Facilities*	58	$945

Total Networking Products		34,713

Non-Ferrous Metals — 0.2%
Cameco	285	13,178

Total Non-Ferrous Metals		13,178

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	500	6,375
Waste Management	125	4,717

Total Non-Hazardous Waste Disposal		11,092

Office Automation & Equipment — 0.1%
Pitney Bowes	100	4,542

Total Office Automation & Equipment		4,542

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	30	3,399
Rowan	16	585

Total Oil & Gas Drilling		3,984

Oil Companies-Exploration & Production — 1.3%
Arena Resources*	20	1,310
ATP Oil & Gas*	30	1,411
CNOOC ADR	74	12,316
Denbury Resources*	45	2,011
EnCana	90	5,566
Gazprom ADR	50	2,195
Harvest Natural Resources*	198	2,364
Murphy Oil	30	2,097
Newfield Exploration*	100	4,816
NovaTek GDR	70	3,659
Occidental Petroleum	195	12,496
Parallel Petroleum*	70	1,189
Southwestern Energy*	305	12,764
Stone Energy*	52	2,081
Ultra Petroleum*	40	2,482

Total Oil Companies-Exploration & Production		68,757

Oil Companies-Integrated — 1.4%
Chevron	79	7,393
ConocoPhillips	132	11,585
Exxon Mobil	366	33,877
Hess	100	6,653
Marathon Oil	89	5,075
Petroleo Brasileiro ADR	120	9,060

Total Oil Companies-Integrated		73,643

Oil Field Machinery & Equipment — 0.3%
Dresser-Rand Group*	50	2,136
FMC Technologies*	40	2,306
Grant Prideco*	55	2,999
National Oilwell Varco*	45	6,502
T-3 Energy Services*	45	1,919

Total Oil Field Machinery & Equipment		15,862

Oil Refining & Marketing — 0.1%
Tesoro	100	4,602

Total Oil Refining & Marketing		4,602

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Oil-Field Services — 0.7%
Exterran Holdings*	24	$1,928
Helix Energy Solutions Group*	175	7,431
Key Energy Services*	144	2,448
Schlumberger	255	26,775
W-H Energy Services*	20	1,475

Total Oil-Field Services		40,057

Paper & Related Products — 0.2%
Abitibi-Consolidated*	1,810	3,167
Bowater	92	1,373
Domtar*	600	4,920
MeadWestvaco	18	531
Neenah Paper	30	993
Smurfit-Stone Container*	100	1,168

Total Paper & Related Products		12,152

Pharmacy Services — 0.2%
Medco Health Solutions*	91	8,225
Omnicare	20	663

Total Pharmacy Services		8,888

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	9,813

Total Physical Practice Management		9,813

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	80	3,142

Total Physical Therapy/Rehabilitation Centers		3,142

Pipelines — 0.5%
El Paso	494	8,383
Oneok	200	9,480
Questar	100	5,253
Spectra Energy	201	4,921

Total Pipelines		28,037

Platinum — 0.0%
Stillwater Mining*	120	1,235

Total Platinum		1,235

Pollution Control — 0.0%
Fuel Tech*	20	442

Total Pollution Control		442

Printing-Commercial — 0.2%
RR Donnelley & Sons	241	8,811
Valassis Communications*	100	892
VistaPrint*	30	1,121

Total Printing-Commercial		10,824

Private Corrections — 0.0%
Geo Group*	40	1,184

Total Private Corrections		1,184

Property/Casualty Insurance — 0.5%
Arch Capital Group*	100	7,441
Safeco	150	9,183
Travelers	143	7,199
Description	Shares	Value
Property/Casualty Insurance — continued
WR Berkley	200	$5,926

Total Property/Casualty Insurance		29,749

Publishing-Books — 0.0%
Scholastic*	10	349

Total Publishing-Books		349

Publishing-Newspapers — 0.1%
Dolan Media*	40	972
Gannett	64	2,797

Total Publishing-Newspapers		3,769

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	146	1,568

Total Publishing-Periodicals		1,568

Quarrying — 0.0%
Vulcan Materials	1	89

Total Quarrying		89

Radio — 0.0%
Radio One, Cl D*	148	552

Total Radio		552

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	175	4,872

Total Real Estate Management/Services		4,872

Real Estate Operation/Development — 0.0%
St. Joe	25	840

Total Real Estate Operation/Development		840

Recreational Centers — 0.0%
Life Time Fitness*	40	2,454

Total Recreational Centers		2,454

Reinsurance — 0.9%
Allied World Assurance Holdings	16	831
Aspen Insurance Holdings	178	4,968
Berkshire Hathaway, Cl B*	2	7,904
Endurance Specialty Holdings	30	1,246
Everest Re Group	12	1,323
Montpelier Re Holdings	237	4,195
PartnerRe	200	15,798
Platinum Underwriters Holdings	22	791
RenaissanceRe Holdings	150	9,811
Validus Holdings*	104	2,521

Total Reinsurance		49,388

REITs-Apartments — 0.1%
AvalonBay Communities	21	2,479
BRE Properties	21	1,175
Camden Property Trust	23	1,478
Equity Residential	31	1,313
GMH Communities Trust	27	209

Total REITs-Apartments		6,654

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
REITs-Diversified — 0.1%
CapitalSource	54	$1,093
Colonial Properties Trust	23	789
Digital Realty Trust	22	866
PS Business Parks	6	341
Vornado Realty Trust	31	3,390

Total REITs-Diversified		6,479

REITs-Health Care — 0.1%
Health Care	26	1,150
Nationwide Health Properties	42	1,266
Ventas	30	1,242

Total REITs-Health Care		3,658

REITs-Hotels — 0.1%
DiamondRock Hospitality	58	1,010
FelCor Lodging Trust	80	1,595
Host Hotels & Resorts	105	2,356
LaSalle Hotel Properties	27	1,136

Total REITs-Hotels		6,097

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	5	259

Total REITs-Manufactured Homes		259

REITs-Mortgage — 0.0%
Annaly Capital Management	59	940
MFA Mortgage Investments	178	1,433

Total REITs-Mortgage		2,373

REITs-Office Property — 0.3%
American Financial Realty Trust	166	1,336
BioMed Realty Trust	36	868
Boston Properties	74	7,689
Corporate Office Properties	32	1,332
Highwoods Properties	24	880
Kilroy Realty	14	849
SL Green Realty	17	1,985

Total REITs-Office Property		14,939

REITs-Regional Malls — 0.2%
CBL & Associates Properties	20	701
General Growth Properties	38	2,038
Simon Property Group	47	4,700
Taubman Centers	23	1,259

Total REITs-Regional Malls		8,698

REITs-Shopping Centers — 0.1%
Acadia Realty Trust	23	624
Federal Realty Investment Trust	16	1,417
Kimco Realty	37	1,673
Kite Realty Group Trust	31	583
Regency Centers	24	1,842
Tanger Factory Outlet Centers	13	528

Total REITs-Shopping Centers		6,667

Description	Shares	Value
REITs-Storage — 0.0%
Public Storage	32	$2,517

Total REITs-Storage		2,517

REITs-Warehouse/Industrial — 0.1%
AMB Property	33	1,974
Prologis	36	2,388

Total REITs-Warehouse/Industrial		4,362

Rental Auto/Equipment — 0.1%
Avis Budget Group*	35	801
H&E Equipment Services*	62	1,115
RSC Holdings*	65	1,066

Total Rental Auto/Equipment		2,982

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch, Cl A	120	9,684
Footstar	146	671
Kenneth Cole Productions, Cl A	62	1,201
Men's Wearhouse	150	7,578
Syms	94	1,411

Total Retail-Apparel/Shoe		20,545

Retail-Automobile — 0.0%
Group 1 Automotive	52	1,746

Total Retail-Automobile		1,746

Retail-Building Products — 0.1%
Home Depot	90	2,920

Total Retail-Building Products		2,920

Retail-Computer Equipment — 0.1%
GameStop, Cl A*	140	7,889

Total Retail-Computer Equipment		7,889

Retail-Discount — 0.2%
Wal-Mart Stores	184	8,032

Total Retail-Discount		8,032

Retail-Drug Store — 0.6%
CVS Caremark	545	21,598
Rite Aid*	600	2,772
Walgreen	150	7,086

Total Retail-Drug Store		31,456

Retail-Major Department Store — 0.2%
JC Penney	135	8,555

Total Retail-Major Department Store		8,555

Retail-Office Supplies — 0.1%
Office Depot*	104	2,145
OfficeMax	20	685

Total Retail-Office Supplies		2,830

Retail-Pet Food & Supplies — 0.1%
PetSmart	100	3,190

Total Retail-Pet Food & Supplies		3,190

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Retail-Propane Distributors — 0.1%
Star Gas Partners LP*	828	$3,759

Total Retail-Propane Distributors		3,759

Retail-Restaurants — 0.0%
BJ's Restaurants*	30	632

Total Retail-Restaurants		632

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	2,014
Zumiez*	24	1,065

Total Retail-Sporting Goods		3,079

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	66	354

Total Retail-Video Rental		354

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	124	1,437

Total S&L/Thrifts-Eastern US		1,437

S&L/Thrifts-Western US — 0.1%
Washington Federal	300	7,878

Total S&L/Thrifts-Western US		7,878

Schools — 0.2%
Capella Education*	30	1,677
ITT Educational Services*	30	3,651
Learning Tree International*	124	2,202
New Oriental Education & Technology Group ADR*	10	666
Strayer Education	13	2,192

Total Schools		10,388

Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor*	25	730
Emulex*	60	1,150
Marvell Technology Group*	320	5,238
Maxim Integrated Products	656	19,254
Taiwan Semiconductor Manufacturing ADR	4	41

Total Semiconductor Components-Integrated Circuits		26,413

Semiconductor Equipment — 0.2%
Applied Materials	100	2,070
Brooks Automation*	62	883
Novellus Systems*	20	545
Tessera Technologies*	51	1,913
Ultratech*	62	859
Varian Semiconductor Equipment Associates*	60	3,211

Total Semiconductor Equipment		9,481

Software Tools — 0.0%
VMware, Cl A*	15	1,275

Total Software Tools		1,275

Description	Shares	Value
Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	40	$376

Total Specified Purpose Acquisition		376

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	32	396
TMK GDR	130	5,369

Total Steel Pipe & Tube		5,765

Steel-Producers — 0.1%
Nucor	60	3,568
Severstal GDR	100	2,120

Total Steel-Producers		5,688

Steel-Specialty — 0.3%
Allegheny Technologies	145	15,943

Total Steel-Specialty		15,943

Super-Regional Banks-US — 0.5%
Bank of America	188	9,451
Capital One Financial	178	11,824
PNC Financial Services Group	3	204
Wells Fargo	172	6,127

Total Super-Regional Banks-US		27,606

Telecommunications Equipment — 0.1%
OpNext*	71	824
Plantronics	62	1,770
Tollgrade Communications*	96	971

Total Telecommunications Equipment		3,565

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	87	1,302

Total Telecommunications Equipment-Fiber Optics		1,302

Telecommunications Services — 0.5%
Amdocs*	173	6,434
Cbeyond*	21	857
Embarq	200	11,120
MasTec*	104	1,463
Orbcomm*	135	1,016
RCN*	112	1,378
Time Warner Telecom, Cl A*	235	5,163

Total Telecommunications Services		27,431

Telephone-Integrated — 0.7%
AT&T	513	21,705
IDT, Cl B	146	1,222
Level 3 Communications*	300	1,395
Verizon Communications	272	12,044

Total Telephone-Integrated		36,366

Television — 0.0%
Sinclair Broadcast Group, Cl A	62	746

Total Television		746

Textile-Home Furnishings — 0.1%
Mohawk Industries*	50	4,065

Total Textile-Home Furnishings		4,065

10	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Theaters — 0.0%
National CineMedia	40	$896

Total Theaters		896

Therapeutics — 0.4%
Gilead Sciences*	450	18,391
ImClone Systems*	17	703
Medicines*	128	2,280
Theravance*	50	1,304
Warner Chilcott, Cl A*	50	889

Total Therapeutics		23,567

Tobacco — 0.6%
Altria Group	202	14,045
Imperial Tobacco Group ADR	133	12,204
UST	107	5,307

Total Tobacco		31,556

Tools-Hand Held — 0.1%
Stanley Works	126	7,072

Total Tools-Hand Held		7,072

Transactional Software — 0.1%
Innerworkings*	110	1,895
VeriFone Holdings*	30	1,330

Total Transactional Software		3,225

Transport-Air Freight — 0.0%
ABX Air*	126	892

Total Transport-Air Freight		892

Transport-Equipment & Leasing — 0.1%
GATX	20	855
Genesis Lease ADR	92	2,289
Greenbrier	10	267

Total Transport-Equipment & Leasing		3,411

Transport-Marine — 0.2%
Overseas Shipholding Group	150	11,524

Total Transport-Marine		11,524

Transport-Rail — 0.3%
Burlington Northern Santa Fe	78	6,331
Canadian Pacific Railway	100	7,029
CSX	100	4,273
Union Pacific	1	113

Total Transport-Rail		17,746

Transport-Services — 0.1%
Expeditors International Washington	50	2,365
FedEx	15	1,571

Total Transport-Services		3,936

Veterinary Diagnostics — 0.0%
VCA Antech*	45	1,879

Total Veterinary Diagnostics		1,879

Description	Shares	Value
Vitamins & Nutrition Products — 0.1%
Herbalife	95	$4,319

Total Vitamins & Nutrition Products		4,319

Web Hosting/Design — 0.1%
Equinix*	56	4,967

Total Web Hosting/Design		4,967

Web Portals/ISP — 0.6%
Google, Cl A*	52	29,498
Sina*	25	1,196

Total Web Portals/ISP		30,694

Wireless Equipment — 0.7%
American Tower, Cl A*	565	24,600
Aruba Networks*	39	780
InterDigital*	80	1,662
Nokia ADR	192	7,283
Novatel Wireless*	26	589
RF Micro Devices*	70	471

Total Wireless Equipment		35,385

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	45	831

Total Wound, Burn & Skin Care		831

Total Common Stock (Cost $2,260,752)		2,517,214

Foreign Common Stock — 14.2%
Australia — 1.4%
BHP Billiton	987	38,547
Leighton Holdings	615	27,968
Qantas Airways	1,974	9,755
Tattersall's	90	316

Total Australia		76,586

Austria — 0.1%
OMV	43	2,875

Total Austria		2,875

Brazil — 0.1%
Banco do Brasil	200	3,368

Total Brazil		3,368

Canada — 0.2%
Manulife Financial	200	8,248
Methanex	200	5,034

Total Canada		13,282

China — 0.2%
Harbin Power Equipment, Cl H	2,000	4,999
Industrial & Commercial Bank of China, Cl H	6,000	4,199

Total China		9,198

11	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Denmark — 0.6%
Danske Bank	400	$16,269
Norden	158	16,850

Total Denmark		33,119

France — 0.7%
BNP Paribas	204	22,324
Camaieu*	40	17,776

Total France		40,100

Germany — 1.2%
Allianz SE	112	26,087
Deutsche Bank	158	20,301
ThyssenKrupp	328	20,846

Total Germany		67,234

Hong Kong — 0.2%
China Infrastructure Machinery Holdings	1,000	2,310
China Mobile	500	8,204

Total Hong Kong		10,514

Indonesia — 0.3%
Astra International	1,500	3,156
Bank Rakyat Indonesia	17,000	12,257

Total Indonesia		15,413

Italy — 0.7%
Fiat	834	25,193
Indesit	671	11,552

Total Italy		36,745

Japan — 2.2%
Cosmo Oil	2,000	9,470
Daiichikosho	800	8,924
Kohnan Shoji	700	8,843
Leopalace21	100	3,271
Makita	200	8,712
Nippon Mining Holdings	1,500	14,958
Nippon Steel	3,000	21,508
Nippon Telegraph & Telephone	3	13,941
Nisshin Steel	1,000	4,487
Pacific Management	2	2,472
Sumitomo Pipe & Tube	1,000	7,678
Toyota Motor	300	17,553

Total Japan		121,817

Malaysia — 0.1%
SP Setia	1,100	2,840
WCT Engineering	1,733	3,909

Total Malaysia		6,749

Netherlands — 1.1%
ING Groep	547	24,308
Royal Dutch Shell, Cl A	864	35,594

Total Netherlands		59,902

Description	Shares	Value
New Zealand — 0.3%
Telecom Corp of New Zealand	4,780	$16,165

Total New Zealand		16,165

Philippines — 0.2%
Ayala	516	6,263
Union Bank of Philippines	1,800	2,183

Total Philippines		8,446

Russia — 0.1%
OGK	926	144
Sberbank	1,000	4,167
TGK	30,588	34
Unified Energy System*	2,250	2,728

Total Russia		7,073

Singapore — 0.4%
Jardine Cycle & Carriage	1,000	12,422
Swiber Holdings*	5,000	11,619

Total Singapore		24,041

South Africa — 0.2%
Anglo Platinum	19	2,886
MTN Group	420	6,388
Truworths International	500	2,304

Total South Africa		11,578

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria	884	20,734
Banco Santander	1,258	24,500

Total Spain		45,234

Sweden — 0.9%
Beijer Alma	1,000	14,347
Skandinaviska Enskilda Banken, Cl A	600	19,501
Svenska Handelsbanken, Cl A	400	12,378

Total Sweden		46,226

Switzerland — 0.4%
Zurich Financial Services	74	22,188

Total Switzerland		22,188

Thailand — 0.1%
Kasikornbank	1,700	4,011

Total Thailand		4,011

Turkey — 0.1%
Asya Katilim Bankasi*	300	2,453
BIM Birlesik Magazalar	35	2,905

Total Turkey		5,358

United Kingdom — 1.6%
AstraZeneca	399	19,972
BHP Billiton	40	1,431
BT Group	3,415	21,429
Chaucer Holdings	101	204
Eurocastle Investment	6	207

12	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Shares/Face Amount	Value
United Kingdom — continued
Game Group	1,432	$5,620
Petrofac	124	1,161
Reckitt Benckiser	388	22,749
Royal Bank of Scotland Group	1,062	11,460

Total United Kingdom		84,233

Total Foreign Common Stock (Cost $700,551)		771,455

Investment Companies — 2.8%
Index Fund – Growth - Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	47	4,002

Total Index Fund – Growth - Small Cap		4,002

Index Fund – Value - Small Cap — 2.7%
iShares S&P SmallCap 600 Value Index Fund	2,000	150,880

Total Index Fund – Value - Small Cap		150,880

Total Investment Companies (Cost $155,989)		154,882

U.S. Government Agency Obligations — 9.6%
Federal National Mortgage Association 6.000%, 01/01/37	$ 126,088	126,298
5.500%, 01/01/37	268,756	263,292
5.000%, 05/01/37	138,332	131,951

Total U.S. Government Agency Obligations (Cost $527,281)		521,541

U.S. Treasury Obligations — 10.3%
U.S. Treasury Bond 4.750%, 02/15/37	5,000	4,932
U.S. Treasury Notes 4.875%, 08/15/09	75,000	76,207
4.875%, 07/31/11	195,000	200,164
4.750%, 05/15/14	95,000	97,138
4.750%, 08/15/17	35,000	35,481
4.625%, 11/15/09	135,000	136,751
4.125%, 08/31/12	10,000	9,963

Total U.S. Treasury Obligations (Cost $552,296)		560,636

Corporate Bonds — 8.9%
Ahern Rentals 9.250%, 08/15/13	15,000	14,438
Alliance One 11.000%, 05/15/12	5,000	5,313
Apache 5.250%, 04/15/13	15,000	14,916
Aramark Services (A) 8.856%, 02/01/15	4,000	4,040
Astrazeneca 6.450%, 09/15/37	5,000	5,184
5.400%, 09/15/12	20,000	20,157
Description	Face Amount	Value
Corporate Bonds — continued
Bank One 5.900%, 11/15/11	$ 40,000	$40,725
Belden CDT 144A 7.000%, 03/15/17	3,000	2,970
Cascades 7.250%, 02/15/13	8,000	7,840
Citizens Communications 9.000%, 08/15/31	3,000	3,045
Coleman Cable 144A 9.875%, 10/01/12	5,000	4,863
Comcast 5.300%, 01/15/14	40,000	38,835
Deluxe, Ser B 3.500%, 10/01/07	8,000	8,000
Denbury Resources 7.500%, 04/01/13	6,000	6,135
Dex Media East 12.125%, 11/15/12	3,000	3,203
D.R. Horton 7.875%, 08/15/11	2,000	1,960
Echostar DBS 6.625%, 10/01/14	8,000	8,040
ERP Operating 5.125%, 03/15/16	45,000	41,705
Ford Motor Credit 7.375%, 10/28/09	8,000	7,844
General Mills 5.650%, 09/10/12	10,000	10,089
GMAC 7.000%, 02/01/12	8,000	7,595
Goldman Sachs Group 6.750%, 10/01/37	5,000	5,025
Hilton Hotels 7.500%, 12/15/17	7,000	8,387
Ikon Office Solutions 7.750%, 09/15/15	5,000	5,025
Kansas City Southern 9.500%, 10/01/08	4,000	4,085
Landry's Restaurants, Ser B 7.500%, 12/15/14	7,000	6,965
Lehman Brothers Holdings, MTN 6.200%, 09/26/14	5,000	5,020
Marathon Oil 6.600%, 10/01/37	5,000	5,162
MasTec 7.625%, 02/01/17	4,000	3,890
Neenah Paper 7.375%, 11/15/14	5,000	4,825
Neff 10.000%, 06/01/15	3,000	2,130
Norampac 6.750%, 06/01/13	8,000	7,640
PepsiCo 5.150%, 05/15/12	5,000	5,051
PSEG Power 7.750%, 04/15/11	40,000	42,831
Pulte Homes 7.875%, 08/01/11	6,000	5,745
Qwest 8.875%, 03/15/12	8,000	8,730
R.H. Donelley, Ser A-3 8.875%, 01/15/16	4,000	4,075
Residential Capital 144A(A) 8.190%, 04/17/09	7,000	4,900

13	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

Description	Face Amount/Shares	Value
Corporate Bonds — continued
Rogers Communications 8.000%, 12/15/12	$ 8,000	$8,372
Saint Acquisition 144A 13.308%, 05/15/15 (A)	3,000	2,040
12.500%, 05/15/17	1,000	670
SBC Communications 5.100%, 09/15/14	40,000	38,706
Starbucks 6.250%, 08/15/17	10,000	10,087
Stater Brothers Holdings 7.750%, 04/15/15	7,000	6,930
Tesoro 144A 6.500%, 06/01/17	6,000	5,955
True Temper Sports 8.375%, 09/15/11	4,000	2,200
Tyco Electronics 144A 6.550%, 10/01/17	5,000	5,062
Uno Restaurant 144A 10.000%, 02/15/11	1,000	800
Valassis Communication 8.250%, 03/01/15	6,000	5,220
Weatherford International 144A 5.950%, 06/15/12	5,000	5,098
Xerox Capital Trust I 8.000%, 02/01/27	5,000	5,044

Total Corporate Bonds (Cost $488,257)		482,567

Foreign Bond — 4.9%
Deutschland Republic, Ser 3 (EUR)	186,000	269,037

Total Foreign Bond (Cost $248,467)		269,037

Mortgage Related — 0.2%
Chase Issuance Trust, Ser 2007-A15, Cl A	$ 10,000	9,999

Total Mortgage Related (Cost $9,999)		9,999

Money Market Fund — 3.2%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (B)	173,829	173,829

Total Money Market Fund (Cost $173,829)		173,829

Warrants — 0.3%
Bharat Heavy Electricals 144A, expires 05/12/08*	45	2,307
Grasim Industries 144A, expires 05/22/09*	40	3,542
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	360	3,835
Maruti Suzuki India 144A, expires 09/03/12*	195	4,916
Description	Shares	Value
Warrants — continued
Nicholas Piramal India 144A, expires 10/26/09*	600	$4,255

Total Warrants (Cost $15,719)		18,855

Total Investments — 100.7% † (Cost $5,133,140)		5,480,015

Other Assets and Liabilities, Net — (0.7%)		(39,587)

Total Net Assets — 100.0%		$5,440,428

* Non-income producing security.
(A) — Variable rate security — the rate reported represents the rate as of September 30, 2007.
(B) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of September 30, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2007, the value of these securities amounted to $57,476, representing 1.06% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider

LP — Limited Partnership
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
† At September 30, 2007, the tax basis cost of the Fund’s investments was $5,133,140, and the unrealized appreciation and depreciation were $460,275 and $(113,400), respectively.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

14	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Balanced Portfolio

September 30, 2007 (Unaudited)

As of September 30, 2007, the Fund had the following forward foreign currency contract outstanding:
	Currency to Deliver	Currency to Receive
Settlement Date			Unrealized Depreciation
12/11/2007	EUR (182,486)	USD 249,207	$(11,366)

EUR — Euro
USD — U.S. Dollar

15	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 57.5%
Aerospace/Defense — 1.2%
Aerovironment*	93	$2,140
Boeing	317	33,282
Rockwell Collins	375	27,390
Teledyne Technologies*	53	2,829

Total Aerospace/Defense		65,641

Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems*	100	10,930
B/E Aerospace*	121	5,025
DRS Technologies	63	3,473
Goodrich	13	887

Total Aerospace/Defense-Equipment		20,315

Agricultural Chemicals — 0.8%
Agrium	150	8,157
Monsanto	410	35,153

Total Agricultural Chemicals		43,310

Agricultural Operations — 0.2%
Archer-Daniels-Midland	170	5,623
Tejon Ranch*	67	2,774

Total Agricultural Operations		8,397

Airlines — 0.1%
AMR*	200	4,458
Delta Air Lines*	40	718
UAL*	15	698
US Airways Group*	30	787

Total Airlines		6,661

Apparel Manufacturers — 0.0%
Gymboree*	30	1,057

Total Apparel Manufacturers		1,057

Applications Software — 0.6%
Citrix Systems*	46	1,855
Infosys Technologies ADR	90	4,355
Intuit*	51	1,545
Microsoft	738	21,741
Nuance Communications*	115	2,221
Red Hat*	75	1,490

Total Applications Software		33,207

Auction House/Art Dealer — 0.0%
Sotheby's	20	956

Total Auction House/Art Dealer		956

Audio/Video Products — 0.0%
DTS*	35	1,063

Total Audio/Video Products		1,063

Auto-Cars/Light Trucks — 0.2%
Ford Motor*	680	5,773
General Motors	126	4,624

Total Auto-Cars/Light Trucks		10,397

Description	Shares	Value
Auto-Medium & Heavy Duty Trucks — 0.1%
Force Protection*	130	$2,816

Total Auto-Medium & Heavy Duty Trucks		2,816

Auto/Truck Parts & Equipment-Original — 0.0%
Amerigon*	60	1,039

Total Auto/Truck Parts & Equipment-Original		1,039

Beverages-Non-Alcoholic — 0.1%
Coca-Cola	70	4,023
Coca-Cola Bottling	40	2,412

Total Beverages-Non-Alcoholic		6,435

Brewery — 0.3%
Cia Cervecerias Unidas ADR	300	11,550
Molson Coors Brewing, Cl B	50	4,983

Total Brewery		16,533

Broadcast Services/Programming — 0.0%
Clear Channel Communications	3	112

Total Broadcast Services/Programming		112

Building & Construction-Miscellaneous — 0.1%
Orascom Construction GDR	25	4,233

Total Building & Construction-Miscellaneous		4,233

Building Products-Cement/Aggregate — 0.1%
Martin Marietta Materials	25	3,339

Total Building Products-Cement/Aggregate		3,339

Building-Heavy Construction — 0.0%
Washington Group International*	28	2,459

Total Building-Heavy Construction		2,459

Cable TV — 0.3%
Comcast, Cl A*	40	967
Comcast, Special Cl A*	355	8,506
DIRECTV Group*	335	8,134

Total Cable TV		17,607

Casino Hotels — 0.4%
Harrah's Entertainment	1	87
MGM Mirage*	260	23,254

Total Casino Hotels		23,341

Casino Services — 0.0%
International Game Technology	60	2,586

Total Casino Services		2,586

Cellular Telecommunications — 1.3%
Alltel	3	209
America Movil, Ser L ADR	200	12,800
MetroPCS Communications*	425	11,594
NII Holdings*	500	41,075
Tim Participacoes ADR	100	4,056

1	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Cellular Telecommunications — continued
Vimpel-Communications-ADR	125	$3,380

Total Cellular Telecommunications		73,114

Chemicals-Diversified — 0.5%
Celanese, Ser A	200	7,796
Dow Chemical	4	172
E.I. du Pont de Nemours	279	13,827
Lyondell Chemical	40	1,854
Olin	43	963
PPG Industries	24	1,813

Total Chemicals-Diversified		26,425

Chemicals-Specialty — 0.3%
Hercules	116	2,438
Lubrizol	200	13,012

Total Chemicals-Specialty		15,450

Coal — 0.2%
Alpha Natural Resources*	73	1,696
Arch Coal	45	1,518
Consol Energy	100	4,660
Massey Energy	103	2,247
Peabody Energy	55	2,633

Total Coal		12,754

Commercial Banks Non-US — 0.3%
Banco Itau Holding Financeira ADR	140	7,087
Kookmin Bank ADR	70	5,739

Total Commercial Banks Non-US		12,826

Commercial Banks-Central US — 0.1%
Irwin Financial	282	3,108

Total Commercial Banks-Central US		3,108

Commercial Services — 0.2%
Alliance Data Systems*	14	1,084
Arbitron	53	2,403
ExlService Holdings*	73	1,552
PHH*	53	1,393

Total Commercial Services		6,432

Commercial Services-Finance — 0.1%
Western Union	140	2,936
Wright Express*	73	2,664

Total Commercial Services-Finance		5,600

Communications Software — 0.1%
Avid Technology*	143	3,873
DivX*	113	1,680

Total Communications Software		5,553

Computer Services — 0.1%
Perot Systems, Cl A*	113	1,911
Syntel	30	1,247

Total Computer Services		3,158

Computer Software — 0.1%
Double-Take Software*	99	1,892
Description	Shares	Value
Computer Software — continued
Omniture*	70	$2,122

Total Computer Software		4,014

Computers — 1.9%
Apple*	305	46,830
Dell*	110	3,036
Hewlett-Packard	669	33,310
Research In Motion*	210	20,695
Sun Microsystems*	90	505

Total Computers		104,376

Computers-Integrated Systems — 0.1%
NCI, Cl A*	136	2,573
Radisys*	103	1,282
Riverbed Technology*	35	1,414

Total Computers-Integrated Systems		5,269

Computers-Memory Devices — 0.5%
EMC*	1,285	26,728
Silicon Storage Technology*	240	773

Total Computers-Memory Devices		27,501

Computers-Peripheral Equipment — 0.1%
Electronics for Imaging*	156	4,190

Total Computers-Peripheral Equipment		4,190

Consulting Services — 0.2%
Advisory Board*	30	1,754
FTI Consulting*	47	2,364
Huron Consulting Group*	30	2,179
LECG*	133	1,982
MAXIMUS	73	3,181

Total Consulting Services		11,460

Containers-Metal/Glass — 0.4%
Crown Holdings*	300	6,828
Owens-Illinois*	400	16,580

Total Containers-Metal/Glass		23,408

Containers-Paper/Plastic — 0.0%
Pactiv*	4	115
Sealed Air	49	1,252

Total Containers-Paper/Plastic		1,367

Cruise Lines — 0.2%
Carnival	235	11,381

Total Cruise Lines		11,381

Data Processing/Management — 0.1%
Automatic Data Processing	80	3,674
Commvault Systems*	85	1,574
Fair Isaac	10	361
Fiserv*	18	916

Total Data Processing/Management		6,525

2	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Dental Supplies & Equipment — 0.0%
Patterson*	25	$965

Total Dental Supplies & Equipment		965

Diagnostic Equipment — 0.1%
Gen-Probe*	35	2,330
Hansen Medical*	35	949

Total Diagnostic Equipment		3,279

Dialysis Centers — 0.1%
DaVita*	12	758
Dialysis Corp of America*	229	2,231

Total Dialysis Centers		2,989

Direct Marketing — 0.0%
Valuevision Media, Cl A*	236	1,749

Total Direct Marketing		1,749

Distribution/Wholesale — 0.1%
Fastenal	65	2,951
LKQ*	70	2,437

Total Distribution/Wholesale		5,388

Diversified Manufacturing Operations — 1.6%
3M	136	12,727
Dover	198	10,088
General Electric	460	19,044
Honeywell International	257	15,284
Illinois Tool Works	236	14,075
Textron	200	12,442
Tyco International	56	2,483

Total Diversified Manufacturing Operations		86,143

Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	600	20,358

Total Diversified Minerals		20,358

Diversified Operations — 0.0%
Walter Industries	73	1,964

Total Diversified Operations		1,964

Drug Delivery Systems — 0.1%
Hospira*	70	2,902

Total Drug Delivery Systems		2,902

E-Commerce/Products — 0.0%
Blue Nile*	5	471

Total E-Commerce/Products		471

E-Commerce/Services — 0.1%
Expedia*	43	1,371
Liberty Media - Interactive, Cl A*	115	2,209
Priceline.com*	30	2,662

Total E-Commerce/Services		6,242

E-Services/Consulting — 0.1%
GSI Commerce*	50	1,330
Description	Shares	Value
E-Services/Consulting — continued
Perficient*	97	$2,121

Total E-Services/Consulting		3,451

Educational Software — 0.0%
Blackboard*	30	1,375

Total Educational Software		1,375

Electric Products-Miscellaneous — 0.1%
Emerson Electric	152	8,089

Total Electric Products-Miscellaneous		8,089

Electric-Integrated — 1.4%
Centerpoint Energy	900	14,427
Dominion Resources	99	8,345
DTE Energy	250	12,110
Duke Energy	315	5,887
Edison International	175	9,704
Entergy	113	12,237
PPL	250	11,575
TXU	6	411

Total Electric-Integrated		74,696

Electronic Components-Miscellaneous — 0.5%
AU Optronics ADR	611	10,338
Celestica*	601	3,672
Flextronics International*	78	872
HON HAI Precision GDR	390	5,880
Tyco Electronics	175	6,200

Total Electronic Components-Miscellaneous		26,962

Electronic Components-Semiconductors — 1.8%
Bookham*	270	745
Broadcom, Cl A*	530	19,313
DSP Group*	329	5,208
Fairchild Semiconductor International*	13	243
Ikanos Communications*	432	2,406
Intel	13	336
Intersil, Cl A	85	2,842
Microchip Technology	50	1,816
Micron Technology*	70	777
Netlogic Microsystems*	55	1,986
NVIDIA*	1,162	42,111
QLogic*	230	3,093
Samsung Electronics GDR 144A	25	7,828
Semtech*	40	819
Silicon Laboratories*	30	1,253
SiRF Technology Holdings*	169	3,608
Texas Instruments	59	2,159
Zoran*	103	2,081

Total Electronic Components-Semiconductors		98,624

Electronic Design Automation — 0.1%
Comtech Group*	115	2,094
Magma Design Automation*	80	1,126
Synplicity*	495	3,089

Total Electronic Design Automation		6,309

3	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Electronic Forms — 0.3%
Adobe Systems*	435	$18,992

Total Electronic Forms		18,992

Electronic Measuring Instruments — 0.2%
Agilent Technologies*	200	7,376
Itron*	23	2,141

Total Electronic Measuring Instruments		9,517

Electronic Parts Distribution — 0.2%
Arrow Electronics*	200	8,504

Total Electronic Parts Distribution		8,504

Electronic Security Devices — 0.0%
Taser International*	85	1,334

Total Electronic Security Devices		1,334

Electronics-Military — 0.1%
EDO	33	1,848
L-3 Communications Holdings	60	6,129

Total Electronics-Military		7,977

Energy-Alternate Sources — 0.1%
Covanta Holding*	300	7,353

Total Energy-Alternate Sources		7,353

Engineering/R&D Services — 0.6%
Fluor	95	13,678
McDermott International*	350	18,928

Total Engineering/R&D Services		32,606

Engines-Internal Combustion — 0.3%
Cummins	140	17,905

Total Engines-Internal Combustion		17,905

Enterprise Software/Services — 0.8%
BMC Software*	400	12,492
Novell*	200	1,528
Oracle*	745	16,129
PROS Holdings*	103	1,243
Sybase*	400	9,252
Taleo, Cl A*	48	1,220
Ultimate Software Group*	45	1,571

Total Enterprise Software/Services		43,435

Entertainment Software — 0.1%
Activision*	210	4,534
Electronic Arts*	11	616
THQ*	50	1,249

Total Entertainment Software		6,399

Fiduciary Banks — 0.5%
Bank of New York Mellon	238	10,505
Northern Trust	150	9,941
State Street	80	5,453

Total Fiduciary Banks		25,899

Description	Shares	Value
Filtration/Separation Products — 0.1%
Pall	200	$7,780

Total Filtration/Separation Products		7,780

Finance-Commercial — 0.0%
CIT Group	10	402

Total Finance-Commercial		402

Finance-Consumer Loans — 0.3%
First Marblehead	33	1,252
Nelnet, Cl A	136	2,481
SLM	238	11,821

Total Finance-Consumer Loans		15,554

Finance-Credit Card — 0.2%
American Express	155	9,202
Discover Financial Services*	30	624

Total Finance-Credit Card		9,826

Finance-Investment Banker/Broker — 1.2%
Bear Stearns	58	7,123
Charles Schwab	265	5,724
Citigroup	254	11,854
Cowen*	196	2,709
Greenhill	20	1,221
JPMorgan Chase	378	17,320
Knight Capital Group, Cl A*	50	598
Lehman Brothers Holdings	235	14,506
MF Global*	30	870
optionsXpress Holdings	84	2,196
Piper Jaffray*	20	1,072

Total Finance-Investment Banker/Broker		65,193

Finance-Mortgage Loan/Banker — 0.1%
Freddie Mac	70	4,131

Total Finance-Mortgage Loan/Banker		4,131

Finance-Other Services — 0.2%
Asset Acceptance Capital	412	4,779
FCStone Group*	33	1,065
GFI Group*	20	1,722
NASDAQ Stock Market*	85	3,203

Total Finance-Other Services		10,769

Financial Guarantee Insurance — 0.0%
AMBAC Financial Group	20	1,258

Total Financial Guarantee Insurance		1,258

Food-Dairy Products — 0.2%
Dean Foods	150	3,837
Wimm-Bill-Dann Foods ADR	45	4,920

Total Food-Dairy Products		8,757

Food-Meat Products — 0.1%
Tyson Foods, Cl A	344	6,140

Total Food-Meat Products		6,140

4	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Food-Miscellaneous/Diversified — 0.3%
Kraft Foods, Cl A	133	$4,590
Sara Lee	800	13,352
SunOpta*	55	797

Total Food-Miscellaneous/Diversified		18,739

Food-Retail — 0.1%
Kroger	70	1,996
X5 Retail Group GDR*	90	3,065

Total Food-Retail		5,061

Food-Wholesale/Distribution — 0.0%
United Natural Foods*	50	1,361

Total Food-Wholesale/Distribution		1,361

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Cl A*	83	1,834

Total Footwear & Related Apparel		1,834

Forestry — 0.2%
Plum Creek Timber	250	11,190

Total Forestry		11,190

Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment*	67	1,824

Total Gambling (Non-Hotel)		1,824

Gas-Distribution — 0.0%
WGL Holdings	30	1,017

Total Gas-Distribution		1,017

Hazardous Waste Disposal — 0.1%
Stericycle*	90	5,144

Total Hazardous Waste Disposal		5,144

Health Care Cost Containment — 0.2%
McKesson	157	9,230

Total Health Care Cost Containment		9,230

Hospital Beds/Equipment — 0.1%
Kinetic Concepts*	100	5,628

Total Hospital Beds/Equipment		5,628

Hotels & Motels — 0.1%
Hilton Hotels	3	140
Lodgian*	133	1,569
Marriott International, Cl A	70	3,043
Morgans Hotel Group*	30	653
Wyndham Worldwide	40	1,310

Total Hotels & Motels		6,715

Human Resources — 0.6%
Hewitt Associates, Cl A*	556	19,488
Hudson Highland Group*	103	1,311
Manpower	100	6,435
Description	Shares	Value
Human Resources — continued
Monster Worldwide*	100	$3,406

Total Human Resources		30,640

Import/Export — 0.0%
Castle Brands*	70	308

Total Import/Export		308

Independent Power Producer — 0.1%
Calpine*	360	544
Mirant*	37	1,505
Reliant Energy*	25	640

Total Independent Power Producer		2,689

Industrial Audio & Video Products — 0.0%
SRS Labs*	97	711

Total Industrial Audio & Video Products		711

Industrial Automation/Robot — 0.1%
Cognex	50	888
Rockwell Automation	100	6,951

Total Industrial Automation/Robot		7,839

Industrial Gases — 0.6%
Praxair	385	32,248

Total Industrial Gases		32,248

Instruments-Scientific — 0.2%
PerkinElmer	450	13,144

Total Instruments-Scientific		13,144

Insurance Brokers — 0.1%
eHealth*	45	1,247
Marsh & McLennan	120	3,060

Total Insurance Brokers		4,307

Internet Application Software — 0.1%
CryptoLogic	103	2,060
DealerTrack Holdings*	98	4,104
Vocus*	28	819

Total Internet Application Software		6,983

Internet Content-Information/News — 0.0%
Baidu.com ADR*	5	1,448

Total Internet Content-Information/News		1,448

Internet Financial Services — 0.1%
Authorize.net Holdings*	155	2,733
Online Resources*	155	1,959

Total Internet Financial Services		4,692

Internet Infrastructure Software — 0.1%
F5 Networks*	80	2,975
Radvision*	29	509

Total Internet Infrastructure Software		3,484

5	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Internet Security — 0.1%
Checkfree*	11	$512
Symantec*	320	6,202

Total Internet Security		6,714

Investment Companies — 0.0%
KKR Financial Holdings	28	472

Total Investment Companies		472

Investment Management/Advisory Services — 0.3%
Affiliated Managers Group*	30	3,825
Franklin Resources	80	10,200
T Rowe Price Group	55	3,063

Total Investment Management/Advisory Services		17,088

Lasers-Systems/Components — 0.1%
Electro Scientific Industries*	126	3,019

Total Lasers-Systems/Components		3,019

Life/Health Insurance — 0.2%
Cigna	250	13,322

Total Life/Health Insurance		13,322

Linen Supply & Related Items — 0.0%
Cintas	28	1,039

Total Linen Supply & Related Items		1,039

Machine Tools & Related Products — 0.2%
Kennametal	150	12,597

Total Machine Tools & Related Products		12,597

Machinery-Construction & Mining — 0.2%
Terex*	133	11,840

Total Machinery-Construction & Mining		11,840

Machinery-Farm — 0.2%
Deere	60	8,905

Total Machinery-Farm		8,905

Machinery-General Industry — 0.1%
Manitowoc	100	4,428
Wabtec	100	3,746

Total Machinery-General Industry		8,174

Machinery-Print Trade — 0.0%
Zebra Technologies, Cl A*	19	693

Total Machinery-Print Trade		693

Medical Imaging Systems — 0.0%
IRIS International*	49	941

Total Medical Imaging Systems		941

Medical Information Systems — 0.3%
Cerner*	290	17,345
IMS Health	55	1,685

Total Medical Information Systems		19,030

Description	Shares	Value
Medical Instruments — 0.5%
Abaxis*	40	$898
Conceptus*	116	2,202
Intuitive Surgical*	40	9,200
Medtronic	130	7,333
Natus Medical*	239	3,810
Symmetry Medical*	239	3,991

Total Medical Instruments		27,434

Medical Labs & Testing Services — 0.2%
Covance*	25	1,947
Laboratory Corp of America Holdings*	100	7,823
MDS	30	647
Quest Diagnostics	12	693

Total Medical Labs & Testing Services		11,110

Medical Laser Systems — 0.0%
Cynosure, Cl A*	40	1,476

Total Medical Laser Systems		1,476

Medical Products — 0.4%
Baxter International	184	10,355
Covidien*	38	1,577
Henry Schein*	65	3,955
Orthofix International*	63	3,085
Syneron Medical*	83	1,962

Total Medical Products		20,934

Medical-Biomedical/Genetic — 0.3%
Alexion Pharmaceuticals*	15	977
Cambrex	53	577
Celgene*	83	5,919
Invitrogen*	13	1,063
Keryx Biopharmaceuticals*	110	1,093
Lifecell*	60	2,254
Martek Biosciences*	83	2,410

Total Medical-Biomedical/Genetic		14,293

Medical-Drugs — 1.7%
Angiotech Pharmaceuticals*	1,074	6,734
Aspreva Pharmaceuticals*	103	2,114
Axcan Pharma*	176	3,655
Bristol-Myers Squibb	358	10,318
Forest Laboratories*	29	1,081
Indevus Pharmaceuticals*	150	1,036
Medicis Pharmaceutical, Cl A	25	763
Pfizer	919	22,451
Schering-Plough	947	29,954
Valeant Pharmaceuticals International*	166	2,570
Wyeth	308	13,721

Total Medical-Drugs		94,397

Medical-Generic Drugs — 0.0%
Perrigo	73	1,559

Total Medical-Generic Drugs		1,559

Medical-HMO — 0.5%
Humana*	23	1,607
Magellan Health Services*	19	771

6	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Medical-HMO — continued
UnitedHealth Group	206	$9,977
WellPoint*	186	14,679

Total Medical-HMO		27,034

Medical-Hospitals — 0.1%
Universal Health Services, Cl B	100	5,442

Total Medical-Hospitals		5,442

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Cl A*	70	1,103

Total Medical-Nursing Homes		1,103

Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings*	71	2,602

Total Medical-Outpatient/Home Medical		2,602

Medical-Wholesale Drug Distributors — 0.2%
AmerisourceBergen	254	11,514
Cardinal Health	19	1,188

Total Medical-Wholesale Drug Distributors		12,702

Metal Processors & Fabricators — 0.5%
Commercial Metals	150	4,747
Haynes International*	40	3,415
Ladish*	50	2,774
Precision Castparts	45	6,659
Sterlite Industries ADR*	500	9,250

Total Metal Processors & Fabricators		26,845

Metal-Aluminum — 0.1%
Alcoa	80	3,130

Total Metal-Aluminum		3,130

Miscellaneous Manufacturing — 0.1%
Trimas*	269	3,570

Total Miscellaneous Manufacturing		3,570

Motion Pictures & Services — 0.0%
Macrovision*	71	1,749

Total Motion Pictures & Services		1,749

Multi-Line Insurance — 1.2%
Allstate	135	7,721
American International Group	176	11,907
Cincinnati Financial	200	8,662
Hartford Financial Services Group	95	8,792
Loews	172	8,316
MetLife	125	8,716
XL Capital, Cl A	161	12,751

Total Multi-Line Insurance		66,865

Multimedia — 0.0%
Gemstar-TV Guide International*	272	1,893

Total Multimedia		1,893

Description	Shares	Value
Networking Products — 0.8%
Atheros Communications*	25	$749
Cisco Systems*	1,100	36,421
Foundry Networks*	30	533
Juniper Networks*	110	4,027
Switch & Data Facilities*	70	1,141

Total Networking Products		42,871

Non-Ferrous Metals — 0.3%
Cameco	350	16,184

Total Non-Ferrous Metals		16,184

Non-Hazardous Waste Disposal — 0.2%
Allied Waste Industries*	500	6,375
Waste Management	155	5,850

Total Non-Hazardous Waste Disposal		12,225

Office Automation & Equipment — 0.1%
Pitney Bowes	117	5,314

Total Office Automation & Equipment		5,314

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling	30	3,399
Rowan	16	585

Total Oil & Gas Drilling		3,984

Oil Companies-Exploration & Production — 1.6%
Arena Resources*	20	1,310
ATP Oil & Gas*	40	1,881
CNOOC ADR	100	16,643
Denbury Resources*	50	2,235
EnCana	115	7,113
Gazprom ADR	50	2,196
Harvest Natural Resources*	319	3,809
Murphy Oil	42	2,935
Newfield Exploration*	150	7,224
NovaTek GDR	80	4,182
Occidental Petroleum	255	16,340
Parallel Petroleum*	80	1,359
Southwestern Energy*	370	15,484
Stone Energy*	93	3,721
Ultra Petroleum*	30	1,861

Total Oil Companies-Exploration & Production		88,293

Oil Companies-Integrated — 1.7%
Chevron	95	8,890
ConocoPhillips	188	16,501
Exxon Mobil	421	38,968
Hess	150	9,979
Marathon Oil	95	5,417
Petroleo Brasileiro ADR	160	12,080

Total Oil Companies-Integrated		91,835

Oil Field Machinery & Equipment — 0.3%
Dresser-Rand Group*	60	2,563
FMC Technologies*	45	2,595
Grant Prideco*	60	3,271
National Oilwell Varco*	50	7,225
T-3 Energy Services*	55	2,345

Total Oil Field Machinery & Equipment		17,999

7	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Oil Refining & Marketing — 0.1%
Tesoro	100	$4,602

Total Oil Refining & Marketing		4,602

Oil-Field Services — 0.9%
Exterran Holdings*	24	1,928
Helix Energy Solutions Group*	125	5,307
Key Energy Services*	226	3,842
Schlumberger	325	34,125
W-H Energy Services*	25	1,844

Total Oil-Field Services		47,046

Paper & Related Products — 0.3%
Abitibi-Consolidated*	2,483	4,345
Bowater	143	2,134
Domtar*	700	5,740
MeadWestvaco	18	531
Neenah Paper	40	1,324
Smurfit-Stone Container*	100	1,168

Total Paper & Related Products		15,242

Pharmacy Services — 0.2%
Medco Health Solutions*	97	8,768
Omnicare	20	662

Total Pharmacy Services		9,430

Physical Practice Management — 0.2%
Pediatrix Medical Group*	150	9,813

Total Physical Practice Management		9,813

Physical Therapy/Rehabilitation Centers — 0.1%
Psychiatric Solutions*	100	3,928

Total Physical Therapy/Rehabilitation Centers		3,928

Pipelines — 0.7%
El Paso	594	10,080
Oneok	300	14,220
Questar	100	5,253
Spectra Energy	268	6,561

Total Pipelines		36,114

Platinum — 0.0%
Stillwater Mining*	140	1,441

Total Platinum		1,441

Pollution Control — 0.0%
Fuel Tech*	25	552

Total Pollution Control		552

Printing-Commercial — 0.2%
RR Donnelley & Sons	292	10,675
Valassis Communications*	100	892
VistaPrint*	40	1,495

Total Printing-Commercial		13,062

Private Corrections — 0.0%
Geo Group*	40	1,184

Total Private Corrections		1,184

Description	Shares	Value
Property/Casualty Insurance — 0.8%
Arch Capital Group*	150	$11,162
Safeco	250	15,305
Travelers	160	8,054
WR Berkley	300	8,889

Total Property/Casualty Insurance		43,410

Publishing-Books — 0.0%
Scholastic*	10	349

Total Publishing-Books		349

Publishing-Newspapers — 0.1%
Dolan Media*	50	1,215
Gannett	79	3,452

Total Publishing-Newspapers		4,667

Publishing-Periodicals — 0.0%
Playboy Enterprises, Cl B*	229	2,459

Total Publishing-Periodicals		2,459

Quarrying — 0.0%
Vulcan Materials	1	89

Total Quarrying		89

Radio — 0.0%
Radio One, Cl D*	232	865

Total Radio		865

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Cl A*	230	6,403

Total Real Estate Management/Services		6,403

Real Estate Operation/Development — 0.0%
St. Joe	25	840

Total Real Estate Operation/Development		840

Recreational Centers — 0.1%
Life Time Fitness*	45	2,760

Total Recreational Centers		2,760

Reinsurance — 1.0%
Allied World Assurance Holdings	16	831
Aspen Insurance Holdings	230	6,420
Berkshire Hathaway, Cl B*	2	7,904
Endurance Specialty Holdings	53	2,202
Everest Re Group	13	1,433
Montpelier Re Holdings	299	5,292
PartnerRe	200	15,798
Platinum Underwriters Holdings	43	1,546
RenaissanceRe Holdings	200	13,082
Validus Holdings*	134	3,248

Total Reinsurance		57,756

REITs-Apartments — 0.3%
AvalonBay Communities	58	6,847
BRE Properties	57	3,188
Camden Property Trust	62	3,983
Equity Residential	82	3,474

8	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
REITs-Apartments — continued
GMH Communities Trust	73	$566

Total REITs-Apartments		18,058

REITs-Diversified — 0.3%
CapitalSource	54	1,093
Colonial Properties Trust	61	2,092
Digital Realty Trust	61	2,403
PS Business Parks	17	967
Vornado Realty Trust	83	9,076

Total REITs-Diversified		15,631

REITs-Health Care — 0.2%
Health Care	71	3,141
Nationwide Health Properties	113	3,405
Ventas	80	3,312

Total REITs-Health Care		9,858

REITs-Hotels — 0.3%
DiamondRock Hospitality	154	2,681
FelCor Lodging Trust	130	2,591
Host Hotels & Resorts	281	6,305
LaSalle Hotel Properties	72	3,030

Total REITs-Hotels		14,607

REITs-Manufactured Homes — 0.0%
Equity Lifestyle Properties	13	673

Total REITs-Manufactured Homes		673

REITs-Mortgage — 0.1%
Annaly Capital Management	59	940
MFA Mortgage Investments	279	2,246

Total REITs-Mortgage		3,186

REITs-Office Property — 0.5%
American Financial Realty Trust	266	2,141
BioMed Realty Trust	97	2,338
Boston Properties	114	11,845
Corporate Office Properties	85	3,538
Highwoods Properties	64	2,347
Kilroy Realty	37	2,243
SL Green Realty	45	5,255

Total REITs-Office Property		29,707

REITs-Regional Malls — 0.4%
CBL & Associates Properties	54	1,893
General Growth Properties	102	5,469
Simon Property Group	125	12,500
Taubman Centers	62	3,394

Total REITs-Regional Malls		23,256

REITs-Shopping Centers — 0.3%
Acadia Realty Trust	63	1,709
Federal Realty Investment Trust	43	3,810
Kimco Realty	101	4,566
Kite Realty Group Trust	84	1,579
Regency Centers	63	4,835
Description	Shares	Value
REITs-Shopping Centers — continued
Tanger Factory Outlet Centers	30	$1,218

Total REITs-Shopping Centers		17,717

REITs-Storage — 0.1%
Public Storage	86	6,764

Total REITs-Storage		6,764

REITs-Warehouse/Industrial — 0.2%
AMB Property	89	5,323
Prologis	96	6,370

Total REITs-Warehouse/Industrial		11,693

Rental Auto/Equipment — 0.1%
Avis Budget Group*	35	801
H&E Equipment Services*	93	1,672
RSC Holdings*	65	1,066

Total Rental Auto/Equipment		3,539

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch, Cl A	150	12,105
Footstar	226	1,040
Kenneth Cole Productions, Cl A	93	1,801
Men's Wearhouse	200	10,104
Syms	156	2,342

Total Retail-Apparel/Shoe		27,392

Retail-Automobile — 0.1%
Group 1 Automotive	83	2,786

Total Retail-Automobile		2,786

Retail-Building Products — 0.1%
Home Depot	115	3,731

Total Retail-Building Products		3,731

Retail-Computer Equipment — 0.2%
GameStop, Cl A*	150	8,452

Total Retail-Computer Equipment		8,452

Retail-Discount — 0.2%
Wal-Mart Stores	194	8,468

Total Retail-Discount		8,468

Retail-Drug Store — 0.8%
CVS Caremark	670	26,552
Rite Aid*	1,400	6,468
Walgreen	190	8,976

Total Retail-Drug Store		41,996

Retail-Major Department Store — 0.2%
JC Penney	170	10,773

Total Retail-Major Department Store		10,773

Retail-Office Supplies — 0.1%
Office Depot*	115	2,371
OfficeMax	20	686

Total Retail-Office Supplies		3,057

9	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Retail-Pet Food & Supplies — 0.1%
PetSmart	105	$3,350

Total Retail-Pet Food & Supplies		3,350

Retail-Propane Distributors — 0.1%
Star Gas Partners LP*	1,325	6,015

Total Retail-Propane Distributors		6,015

Retail-Restaurants — 0.0%
BJ's Restaurants*	30	632

Total Retail-Restaurants		632

Retail-Sporting Goods — 0.1%
Dick's Sporting Goods*	30	2,015
Zumiez*	28	1,242

Total Retail-Sporting Goods		3,257

Retail-Video Rental — 0.0%
Blockbuster, Cl A*	96	516

Total Retail-Video Rental		516

S&L/Thrifts-Eastern US — 0.0%
Brookline Bancorp	196	2,272

Total S&L/Thrifts-Eastern US		2,272

S&L/Thrifts-Western US — 0.2%
Washington Federal	450	11,817

Total S&L/Thrifts-Western US		11,817

Schools — 0.2%
Capella Education*	40	2,236
ITT Educational Services*	30	3,651
Learning Tree International*	199	3,534
New Oriental Education & Technology Group ADR*	10	666
Strayer Education	17	2,867

Total Schools		12,954

Semiconductor Components-Integrated Circuits — 0.6%
Cypress Semiconductor*	25	730
Emulex*	90	1,725
Marvell Technology Group*	400	6,548
Maxim Integrated Products	816	23,950
Taiwan Semiconductor Manufacturing ADR	5	51

Total Semiconductor Components-Integrated Circuits		33,004

Semiconductor Equipment — 0.2%
Applied Materials	130	2,691
Brooks Automation*	103	1,467
Novellus Systems*	20	545
Tessera Technologies*	63	2,363
Ultratech*	106	1,469
Varian Semiconductor Equipment Associates*	70	3,746

Total Semiconductor Equipment		12,281

Description	Shares	Value
Software Tools — 0.0%
VMware, Cl A*	15	$1,275

Total Software Tools		1,275

Specified Purpose Acquisition — 0.0%
Marathon Acquisition*	70	658

Total Specified Purpose Acquisition		658

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	53	657
TMK GDR	165	6,814

Total Steel Pipe & Tube		7,471

Steel-Producers — 0.1%
Nucor	63	3,747
Severstal GDR	150	3,180

Total Steel-Producers		6,927

Steel-Specialty — 0.4%
Allegheny Technologies	180	19,791

Total Steel-Specialty		19,791

Super-Regional Banks-US — 0.6%
Bank of America	265	13,322
Capital One Financial	210	13,950
Wells Fargo	231	8,228

Total Super-Regional Banks-US		35,500

Telecommunications Equipment — 0.1%
OpNext*	91	1,055
Plantronics	103	2,941
Tollgrade Communications*	156	1,579

Total Telecommunications Equipment		5,575

Telecommunications Equipment-Fiber Optics — 0.0%
JDS Uniphase*	87	1,302

Total Telecommunications Equipment-Fiber Optics		1,302

Telecommunications Services — 0.6%
Amdocs*	223	8,293
Cbeyond*	26	1,061
Embarq	200	11,120
MasTec*	156	2,195
Orbcomm*	174	1,310
RCN*	176	2,165
Time Warner Telecom, Cl A*	290	6,371

Total Telecommunications Services		32,515

Telephone-Integrated — 0.8%
AT&T	602	25,471
IDT, Cl B	226	1,892
Level 3 Communications*	290	1,348
Verizon Communications	360	15,941

Total Telephone-Integrated		44,652

Television — 0.0%
Sinclair Broadcast Group, Cl A	93	1,120
Total Television		1,120

10	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Textile-Home Furnishings — 0.1%
Mohawk Industries*	100	$8,130

Total Textile-Home Furnishings		8,130

Theaters — 0.0%
National CineMedia	50	1,120

Total Theaters		1,120

Therapeutics — 0.5%
Gilead Sciences*	550	22,478
ImClone Systems*	18	744
Medicines*	128	2,280
Theravance*	70	1,826
Warner Chilcott, Cl A*	50	889

Total Therapeutics		28,217

Tobacco — 0.7%
Altria Group	253	17,591
Imperial Tobacco Group ADR	179	16,425
UST	146	7,242

Total Tobacco		41,258

Tools-Hand Held — 0.2%
Stanley Works	167	9,374

Total Tools-Hand Held		9,374

Transactional Software — 0.1%
Innerworkings*	139	2,395
VeriFone Holdings*	45	1,995

Total Transactional Software		4,390

Transport-Air Freight — 0.0%
ABX Air*	206	1,458

Total Transport-Air Freight		1,458

Transport-Equipment & Leasing — 0.1%
GATX	30	1,282
Genesis Lease ADR	136	3,384
Greenbrier	20	534

Total Transport-Equipment & Leasing		5,200

Transport-Marine — 0.1%
Overseas Shipholding Group	100	7,683

Total Transport-Marine		7,683

Transport-Rail — 0.4%
Burlington Northern Santa Fe	113	9,172
Canadian Pacific Railway	100	7,029
CSX	100	4,273
Union Pacific	2	226

Total Transport-Rail		20,700

Transport-Services — 0.1%
Expeditors International Washington	55	2,602
FedEx	15	1,571

Total Transport-Services		4,173

Description	Shares	Value
Veterinary Diagnostics — 0.0%
VCA Antech*	50	$2,088

Total Veterinary Diagnostics		2,088

Vitamins & Nutrition Products — 0.1%
Herbalife	120	5,455

Total Vitamins & Nutrition Products		5,455

Web Hosting/Design — 0.1%
Equinix*	65	5,765

Total Web Hosting/Design		5,765

Web Portals/ISP — 0.7%
Google, Cl A*	63	35,738
Sina*	30	1,436

Total Web Portals/ISP		37,174

Wireless Equipment — 0.8%
American Tower, Cl A*	695	30,260
Aruba Networks*	49	980
Globecomm Systems*	100	1,326
InterDigital*	140	2,909
Nokia ADR	260	9,862
Novatel Wireless*	34	770
RF Micro Devices*	70	471

Total Wireless Equipment		46,578

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products*	55	1,016

Total Wound, Burn & Skin Care		1,016

Total Common Stock (Cost $2,865,119)		3,176,034

Foreign Common Stock — 20.5%
Australia — 2.2%
Ausenco	319	3,700
BHP Billiton	1,347	52,607
Leighton Holdings	897	40,793
QBE Insurance Group	650	19,427
Tattersall's	976	3,425

Total Australia		119,952

Belgium — 0.5%
Dexia	936	28,338

Total Belgium		28,338

Brazil — 0.1%
Banco do Brasil	200	3,368

Total Brazil		3,368

Canada — 0.5%
Manulife Financial	100	4,124
Methanex	800	20,137
Teck Cominco, Cl B	100	4,748

Total Canada		29,009

11	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
China — 0.2%
Harbin Power Equipment, Cl H	2,000	$5,000
Industrial & Commercial Bank of China, Cl H	8,000	5,598

Total China		10,598

Denmark — 0.7%
Norden	364	38,820

Total Denmark		38,820

France — 1.1%
AXA	75	3,359
BNP Paribas	292	31,954
Camaieu*	40	17,776
Rallye Sa	106	7,563

Total France		60,652

Germany — 1.3%
Allianz SE	160	37,268
Norddeutsche Affinerie	48	2,105
ThyssenKrupp	466	29,617
United Internet	325	7,306

Total Germany		76,296

Hong Kong — 0.3%
China Infrastructure Machinery Holdings	1,000	2,309
China Mobile	500	8,204
Regal Hotels International Holdings	94,000	7,112

Total Hong Kong		17,625

Indonesia — 0.3%
Astra International	2,500	5,260
Bank Rakyat Indonesia	17,500	12,617

Total Indonesia		17,877

Italy — 1.3%
Enel	66	745
ENI	1,009	37,259
Fiat	1,197	36,157

Total Italy		74,161

Japan — 3.1%
Alpine Electronics	300	4,408
. Oil	1,000	4,735
Daiichikosho	800	8,924
FUJIFILM Holdings	100	4,595
Inui Steamship	600	12,435
Kohnan Shoji	1,100	13,896
Leopalace21	600	19,623
Nippon Mining Holdings	1,500	14,958
Nippon Steel	1,000	7,169
Nippon Telegraph & Telephone	4	18,588
Pacific Management	1	1,236
Sumitomo Pipe & Tube	2,000	15,357
Tokyo Leasing	200	1,920
Toyota Motor	700	40,957

Total Japan		168,801

Description	Shares	Value
Luxembourg — 0.2%
Millicom International Cellular*	100	$8,390

Total Luxembourg		8,390

Malaysia — 0.1%
SP Setia	1,400	3,614
WCT Engineering	1,733	3,910

Total Malaysia		7,524

Netherlands — 1.6%
ING Groep	831	36,928
Royal Dutch Shell, Cl A	1,222	50,343

Total Netherlands		87,271

New Zealand — 0.6%
Fletcher Building	3,262	31,333

Total New Zealand		31,333

Norway — 0.1%
Tandberg	226	5,430

Total Norway		5,430

Philippines — 0.2%
Ayala	828	10,050
Union Bank of Philippines	2,100	2,546

Total Philippines		12,596

Russia — 0.2%
OGK	1,173	183
Sberbank	2,000	8,334
TGK	38,745	42
Unified Energy System*	2,850	3,456

Total Russia		12,015

Singapore — 0.7%
Jardine Cycle & Carriage	2,000	24,844
Swiber Holdings*	6,000	13,943

Total Singapore		38,787

South Africa — 0.3%
Anglo Platinum	24	3,645
MTN Group	530	8,061
Truworths International	600	2,765

Total South Africa		14,471

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria	1,269	29,764
Banco Santander Central Hispano	173	3,369

Total Spain		33,133

Sweden — 1.2%
Beijer Alma	300	4,304
Skandinaviska Enskilda Banken, Cl A	800	26,002
Svenska Handelsbanken, Cl A	600	18,567
Volvo, Cl B	1,049	18,214

Total Sweden		67,087

12	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares/Face Amount	Value
Switzerland — 0.6%
Zurich Financial Services	106	$31,783

Total Switzerland		31,783

Thailand — 0.1%
Kasikornbank	2,200	5,191

Total Thailand		5,191

Turkey — 0.1%
Asya Katilim Bankasi*	350	2,862
BIM Birlesik Magazalar	40	3,320

Total Turkey		6,182

United Kingdom — 2.3%
AstraZeneca	573	28,682
BHP Billiton	87	3,113
BT Group	4,902	30,760
Chaucer Holdings	156	314
CSR*	35	461
Eurocastle Investment	10	345
Game Group	3,265	12,814
J Sainsbury	302	3,570
Reckitt Benckiser	557	32,658
Royal Bank of Scotland Group	1,191	12,852

Total United Kingdom		125,569

Total Foreign Common Stock (Cost $1,007,339)		1,132,259

Investment Company — 3.6%
Index Fund – Growth - Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund*	61	5,194

Total Index Fund – Growth - Small Cap		5,194

Index Fund – Value - Small Cap — 3.5%
iShares S&P SmallCap 600 Value Index Fund*	2,600	196,143

Total Index Fund - Value - Small Cap		196,143

Total Investment Company (Cost $202,807)		201,337

U.S. Government Agency Obligations — 5.0%
Federal National Mortgage Association 5.000%, 05/01/37	$74,106	70,688
5.500%, 01/01/37	141,049	138,182
6.000%, 01/01/37	66,219	66,329

Total U.S. Government Agency Obligations (Cost $278,225)		275,199

Corporate Bonds — 3.4%
Apache 5.250%, 04/15/13	10,000	9,944

Description	Face Amount	Value
Corporate Bonds — continued
Astrazeneca 6.450%, 09/15/37	$5,000	$5,184
5.400%, 09/15/12	10,000	10,079
Bank One 5.900%, 11/15/11	25,000	25,453
Comcast 5.300, 01/15/14	25,000	24,272
ERP Operating 5.125%, 03/15/16	25,000	23,170
General Mills 5.650%, 09/10/12	5,000	5,045
Goldman Sachs Group 6.750%, 10/01/37	5,000	5,025
Lehman Brothers Holdings, MTN 6.200%, 09/26/14	5,000	5,020
Marathon Oil 6.600%, 10/01/37	5,000	5,162
PepsiCo 5.150%, 05/15/12	5,000	5,051
PSEG Power 7.750%, 04/15/11	25,000	26,769
SBC Communications 5.100%, 09/15/14	25,000	24,191
Starbucks 6.250, 08/15/17	5,000	5,044
Tyco Electronics 144A 6.550%, 10/01/17	5,000	5,062
Weatherford International 144A 5.950%, 06/15/12	5,000	5,098

Total Corporate Bonds (Cost $188,363)		189,569

Mortgage Related — 0.2%
Chase Issuance Trust, Ser 2007-A15, Cl A 4.960%, 09/17/12	10,000	9,999

Total Mortgage Related (Cost $9,999)		9,999

Foreign Bond — 2.9%
Deutschland Republic, Ser 3 (EUR) 4.500%, 01/04/13	111,500	161,278

Total Foreign Bond (Cost $148,947)		161,278

U.S. Treasury Obligations — 4.7%
U.S. Treasury Notes 4.875%, 08/15/09	$ 35,000	35,563
4.875%, 07/31/11	90,000	92,384
4.750%, 05/15/14	40,000	40,900
4.750%, 08/15/17	20,000	20,275
4.625%, 11/15/09	65,000	65,843
4.125%, 08/31/12	5,000	4,981

Total U.S. Treasury Obligations (Cost $256,088)		259,946

13	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

Description	Shares	Value
Money Market Fund — 2.6%
Evergreen Select Money Market Fund, Institutional Class, 5.250% (A)	142,392	$142,392

Total Money Market Fund (Cost $142,392)		142,392

Warrants — 0.4%
Bharat Heavy Electricals 144A, expires 05/12/08*	60	3,076
Grasim Industries 144A, expires 05/22/09*	50	4,427
IVRCL Infrastructures & Projects 144A, expires 11/17/08*	450	4,794
Maruti Suzuki India 144A, expires 09/03/12*	245	6,176
Nicholas Piramal India 144A, expires 10/26/09*	800	5,674

Total Warrants (Cost $20,125)		24,147

Total Investments — 100.8% † (Cost $5,119,404)		5,572,160

Other Assets and Liabilities, Net — (0.8%)		(46,241)

Total Net Assets — 100.0%		$5,525,919

* Non-income producing security.
(A) — The rate reported on the Schedule of Investments represents the 7-day effective yield as of September 30, 2007.

144A — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2007, the value of these securities amounted to $42,135, representing 0.76% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
MTN — Medium Term Note
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series
† At September 30, 2007, the tax basis cost of the Fund’s investments was $5,119,404, and the unrealized appreciation and depreciation were $579,440 and $(126,684), respectively.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

14	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual VA Asset Allocation Moderate Growth Portfolio

September 30, 2007 (Unaudited)

As of September 30, 2007, the Fund had the following forward foreign currency contract outstanding:
	Currency to Deliver	Currency to Receive
Settlement Date			Unrealized Depreciation
12/11/2007	EUR (114,971)	USD 157,006	$(7,161)

EUR — Euro
USD — U.S. Dollar

15	OLD MUTUAL ADVISOR FUNDS / Quarterly Report / September 30, 2007

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I, on behalf of Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio, (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended September 30, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	November 20, 2007

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	November 20, 2007